EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-Q for the period ended August 31, 2016, originally filed with the Securities and Exchange Commission on October 27, 2016 (Accession Number 0001145443-16-002272). The sole purpose of this filing is to add Filing Detail Series and Classes Information inadvertently omitted in the original filing. This Form N-Q/A does not modify or update the disclosures therein or reflect events occurring after the filing of the original Form N-Q.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	August 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Government Income Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsGovernment Income Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 77.3%					$240,577,773
(Cost $233,663,368)
U.S. Government 25.7%					79,943,434
U.S. Treasury
Bond	2.500		02-15-45	9,349,000	9,873,788
Bond	2.500		02-15-46	4,500,000	4,753,476
Bond	3.375		05-15-44	8,725,000	10,865,347
Note	0.875		10-15-18	3,150,000	3,151,969
Note	1.125		06-30-21	3,000,000	2,989,218
Note	1.125		07-31-21	1,000,000	995,977
Note	1.250		12-15-18	13,100,000	13,213,603
Note	1.375		09-30-18	7,910,000	7,996,828
Note	1.375		09-30-20	4,000,000	4,037,812
Note	1.375		01-31-21	3,000,000	3,025,194
Note	1.375		04-30-21	3,000,000	3,023,907
Note	1.500		05-31-20	5,000,000	5,076,170
Treasury Inflation Protected Security	0.125		04-15-21	3,050,700	3,079,001
Treasury Inflation Protected Security	0.375		07-15-25	4,573,395	4,673,529
Treasury Inflation Protected Security	0.750		02-15-45	3,070,470	3,187,615
U.S. Government Agency 51.6%					160,634,339
Federal Farm Credit Bank Note	1.580		10-13-20	3,000,000	3,000,309
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		04-01-43	1,478,366	1,546,012
30 Yr Pass Thru	3.500		12-01-44	5,073,159	5,409,652
30 Yr Pass Thru	4.000		12-01-40	1,189,920	1,281,896
30 Yr Pass Thru	4.000		01-01-41	1,298,455	1,398,821
30 Yr Pass Thru	4.000		01-01-41	1,619,914	1,745,128
30 Yr Pass Thru	4.000		11-01-43	1,868,840	2,038,407
30 Yr Pass Thru	5.500		04-01-38	913,816	1,035,290
30 Yr Pass Thru	5.500		12-01-38	811,502	919,121
Note	1.100		09-13-18	3,000,000	2,996,364
Note	1.150		09-14-18	3,100,000	3,099,175
Federal National Mortgage Association
15 Yr Pass Thru	3.000		03-01-28	2,610,578	2,744,795
15 Yr Pass Thru	3.500		03-01-26	3,181,496	3,364,176
15 Yr Pass Thru	3.500		07-01-26	1,631,229	1,735,598
15 Yr Pass Thru	4.000		02-01-26	5,113,628	5,465,988
30 Yr Pass Thru	3.000		12-01-42	6,405,519	6,696,269
30 Yr Pass Thru	3.500		01-01-43	3,107,176	3,320,675
30 Yr Pass Thru	3.500		07-01-43	3,032,863	3,235,095
30 Yr Pass Thru	3.500		03-01-44	1,447,848	1,543,939
30 Yr Pass Thru	3.500		10-01-44	3,723,007	3,970,095
30 Yr Pass Thru	3.500		01-01-45	6,610,602	7,064,827
30 Yr Pass Thru	3.500		04-01-45	3,970,915	4,215,843
30 Yr Pass Thru	3.500		04-01-45	6,698,868	7,112,056
30 Yr Pass Thru	3.500		05-01-46	1,754,224	1,853,106
30 Yr Pass Thru	3.500		07-01-46	3,207,703	3,390,269
30 Yr Pass Thru	4.000		09-01-40	3,906,311	4,208,593
30 Yr Pass Thru	4.000		12-01-40	3,149,665	3,450,483
30 Yr Pass Thru	4.000		12-01-40	2,579,822	2,778,650
30 Yr Pass Thru	4.000		09-01-41	3,915,684	4,289,663

2SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		09-01-41	2,667,292	$2,883,697
30 Yr Pass Thru	4.000		10-01-41	2,558,909	2,780,915
30 Yr Pass Thru	4.000		01-01-42	1,210,249	1,315,248
30 Yr Pass Thru	4.000		07-01-42	3,168,327	3,444,194
30 Yr Pass Thru	4.000		11-01-42	6,272,365	6,753,818
30 Yr Pass Thru	4.000		11-01-43	5,237,607	5,696,921
30 Yr Pass Thru	4.000		12-01-43	3,107,338	3,360,417
30 Yr Pass Thru	4.000		06-01-46	3,709,716	3,982,294
30 Yr Pass Thru	4.500		08-01-40	2,775,151	3,047,246
30 Yr Pass Thru	4.500		06-01-41	4,655,442	5,112,620
30 Yr Pass Thru	4.500		07-01-41	4,029,087	4,424,756
30 Yr Pass Thru	4.500		11-01-41	851,940	934,671
30 Yr Pass Thru	4.500		02-01-42	3,873,148	4,242,005
30 Yr Pass Thru	5.000		04-01-35	350,299	391,360
30 Yr Pass Thru	5.000		09-01-40	1,446,498	1,611,037
30 Yr Pass Thru	5.000		04-01-41	1,635,310	1,865,275
30 Yr Pass Thru	5.500		09-01-34	1,092,046	1,235,918
30 Yr Pass Thru	5.500		03-01-36	1,584,200	1,802,151
30 Yr Pass Thru	5.500		04-01-36	1,024,596	1,165,558
30 Yr Pass Thru	5.500		08-01-37	1,329,495	1,505,466
30 Yr Pass Thru	5.500		06-01-38	856,429	981,749
30 Yr Pass Thru	6.000		06-01-40	984,217	1,125,007
30 Yr Pass Thru	6.500		06-01-39	380,784	442,564
Note	1.250		08-23-19	3,000,000	2,995,026
Note	1.500		07-28-21	2,645,000	2,624,131
Foreign government obligations 1.6%					$5,102,296
(Cost $5,000,000)
Jordan 0.7%					2,118,760
Hashemite Kingdom of Jordan	2.578		06-30-22	2,000,000	2,118,760
Tunisia 0.9%					2,983,536
Republic of Tunisia	1.416		08-05-21	3,000,000	2,983,536
Corporate bonds 0.4%					$1,321,675
(Cost $1,242,604)
Real estate 0.3%					843,662
Crown Castle Towers LLC (S)	6.113		01-15-40	760,000	843,662
Telecommunication services 0.1%					478,013
SBA Tower Trust (S)	3.598		04-15-43	475,000	478,013
Collateralized mortgage obligations 17.2%					$53,408,634
(Cost $50,460,833)
Commercial and residential 3.8%					11,631,414
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.104		08-25-35	275,964	264,778
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	3.034		09-15-26	380,000	378,337
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	1.084		07-25-35	361,993	342,428
Series 2005-7, Class 11A1 (P)	1.064		08-25-35	602,570	570,314
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.250		10-25-34	321,150	318,950
Commercial Mortgage Trust (Deutsche Bank)
Series 2013-CR11, Class B (P)	5.330		10-10-46	940,000	1,090,582

SEE NOTES TO FUND'S INVESTMENTS3

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	595,000	$677,700
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.901		08-15-45	4,266,663	335,371
Series 2014-CR16, Class C (P)	5.068		04-10-47	590,000	644,711
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.441		08-19-45	3,021,986	192,388
Series 2005-2, Class X IO	2.135		05-19-35	9,686,007	664,594
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	505,000	506,501
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.189		10-25-36	10,042,572	923,529
Series 2005-AR18, Class 2X IO	1.913		10-25-36	9,395,193	596,359
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	5,077,500	376,647
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.546		11-25-34	555,000	538,567
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.896		08-25-34	516,828	511,216
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.776		05-25-35	385,896	360,436
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	555,000	604,205
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	690,000	712,124
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,040,000	1,021,677
U.S. Government Agency 13.4%					41,777,220
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	2,854,003	284,536
Series 290, Class IO	3.500		11-15-32	3,546,342	509,468
Series 3833, Class LI IO	1.839		10-15-40	3,178,282	183,404
Series 4136, Class IH IO	3.500		09-15-27	2,062,074	219,125
Series 4459, Class CA	5.000		12-15-34	676,758	718,987
Series 4482, Class MA	2.000		04-15-31	1,756,405	1,780,576
Series K017, Class X1 IO	1.523		12-25-21	3,586,752	212,910
Series K018, Class X1 IO	1.544		01-25-22	3,709,912	223,695
Series K022, Class X1 IO	1.398		07-25-22	9,627,805	586,371
Series K026, Class X1 IO	1.157		11-25-22	4,559,107	238,140
Series K030, Class X1 IO	0.329		04-25-23	51,080,591	628,506
Series K038, Class X1 IO	1.345		03-25-24	7,230,030	522,096
Series K048, Class X1 IO	0.256		06-25-25	5,217,369	103,907
Series K049, Class A2	3.010		08-25-25	3,000,000	3,227,678
Series K050, Class X1 IO	0.333		08-25-25	73,893,915	1,948,398
Series K053, Class X1 IO	0.894		12-25-25	28,276,349	1,932,714
Series K054, Class X1 IO	1.181		01-25-26	22,043,771	1,984,733
Series K706, Class X1 IO	1.699		10-25-18	9,129,351	256,923
Series K707, Class X1 IO	1.668		12-25-18	3,200,489	94,144
Series K709, Class X1 IO	1.652		03-25-19	4,501,790	146,162
Series K710, Class X1 IO	1.892		05-25-19	3,655,942	143,016
Series K711, Class X1 IO	1.817		07-25-19	10,827,445	436,851
Series K715, Class X1 IO	1.290		01-25-21	38,499,117	1,594,368
Series K718, Class X1 IO	0.770		01-25-22	22,529,130	657,037
Series K720, Class X1 IO	0.544		08-25-22	49,876,772	1,341,625
Series K722, Class X1 IO	1.312		03-25-23	25,744,475	1,799,348

4SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 1993-225, Class TK	6.500		12-25-23	578,082	$621,025
Series 2010-9, Class MC	5.000		04-25-36	3,550,667	3,740,486
Series 2011-32, Class CK	3.500		09-25-28	848,381	865,576
Series 2012-137, Class QI IO	3.000		12-25-27	2,572,059	270,412
Series 2012-137, Class WI IO	3.500		12-25-32	2,092,522	290,639
Series 2013-130, Class AG	4.000		10-25-43	5,699,918	6,081,758
Series 2014-28, Class BD	3.500		08-25-43	3,780,441	4,023,890
Series 2014-44, Class DA	3.000		07-25-36	1,851,397	1,930,061
Series 2015-M13, Class A2 (P)	2.801		06-25-25	1,500,000	1,571,757
Government National Mortgage Association
Series 2012-114, Class IO	0.901		01-16-53	2,220,365	143,603
Series 2013-6, Class AI IO	3.500		08-20-39	2,149,372	269,974
Series 2016-87, Class IO	1.010		08-16-58	2,350,125	193,321
Asset backed securities 1.4%					$4,254,899
(Cost $4,095,202)
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.994		05-25-35	645,000	618,053
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.686		07-25-36	604,238	585,863
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.908		07-25-35	246,349	241,252
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.916		05-25-36	382,597	377,504
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.121		03-25-35	887,000	829,278
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.596		09-25-36	569,037	543,341
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.886		11-25-35	425,000	410,801
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.939		02-25-35	383,535	365,325
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	292,500	283,482
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 5.9%					$18,285,000
(Cost $18,285,000)
U.S. Government Agency 1.8%					5,528,000
Federal Home Loan Bank Discount Note	0.097		09-01-16	5,528,000	5,528,000
				Par value^	Value
Repurchase agreement 4.1%					$12,757,000
Barclays Tri-Party Repurchase Agreement dated 8-31-16 at 0.310% to be repurchased at $12,085,104 on 9-1-16, collateralized by $10,216,000 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $12,326,842, including interest)				12,085,000	12,085,000
Repurchase Agreement with State Street Corp. dated 8-31-16 at 0.030% to be repurchased at $672,001 on 9-1-16, collateralized by $670,000 U.S. Treasury Notes, 1.750% due 5-15-23 (valued at $687,588, including interest)				672,000	672,000
Total investments (Cost $312,747,007)† 103.8%					$322,950,277
Other assets and liabilities, net (3.8%)					($11,843,810)
Total net assets 100.0%					$311,106,467

SEE NOTES TO FUND'S INVESTMENTS5

Government Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $313,559,971. Net unrealized appreciation aggregated to $9,390,306, of which $10,118,869 related to appreciated investment securities and $728,563 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q1	08/16
This report is for the information of the shareholders of John Hancock Government Income Fund.		10/16

John Hancock

Focused High Yield Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsFocused High Yield Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 86.3%					$617,020,321
(Cost $602,327,040)
Consumer discretionary 16.0%					114,110,680
Auto components 1.5%
Adient Global Holdings, Ltd. (S)	4.875		08-15-26	2,135,000	2,164,356
Lear Corp.	5.250		01-15-25	3,410,000	3,682,800
ZF North America Capital, Inc. (S)	4.750		04-29-25	4,520,000	4,796,850
Automobiles 0.8%
Fiat Chrysler Automobiles NV	5.250		04-15-23	2,150,000	2,217,725
General Motors Company	4.000		04-01-25	3,100,000	3,167,056
Hotels, restaurants and leisure 2.6%
Eldorado Resorts, Inc.	7.000		08-01-23	3,330,000	3,513,150
GLP Capital LP	5.375		04-15-26	1,255,000	1,371,088
International Game Technology PLC (S)	6.500		02-15-25	4,745,000	5,143,580
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24	1,150,000	1,206,028
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26	1,400,000	1,487,500
Mohegan Tribal Gaming Authority	9.750		09-01-21	5,395,000	5,792,881
Waterford Gaming LLC (H)(S)	8.625		09-15-14	1,649,061	0
Household durables 1.0%
Beazer Homes USA, Inc.	7.500		09-15-21	2,875,000	2,788,750
Lennar Corp.	4.875		12-15-23	1,650,000	1,728,375
Modular Space Corp. (H)(S)	10.250		01-31-19	6,800,000	2,788,000
Media 8.0%
Cablevision Systems Corp.	5.875		09-15-22	1,550,000	1,460,875
Cablevision Systems Corp.	7.750		04-15-18	1,000,000	1,067,500
Cablevision Systems Corp.	8.000		04-15-20	2,500,000	2,662,500
CCO Holdings LLC	5.125		02-15-23	4,100,000	4,305,000
Cengage Learning, Inc. (S)	9.500		06-15-24	3,810,000	3,895,725
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	2,980,000	3,121,550
DISH DBS Corp. (S)	7.750		07-01-26	1,350,000	1,440,437
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625		06-15-24	1,175,000	1,280,750
Entercom Radio LLC	10.500		12-01-19	1,125,000	1,177,031
iHeartCommunications, Inc.	10.625		03-15-23	1,500,000	1,106,250
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24	2,365,000	2,512,813
MDC Partners, Inc. (S)	6.500		05-01-24	5,065,000	4,811,750
Outfront Media Capital LLC	5.875		03-15-25	3,125,000	3,343,750
Radio One, Inc. (S)	9.250		02-15-20	3,585,000	3,387,825
Sirius XM Radio, Inc. (S)	5.375		04-15-25	3,000,000	3,142,500
Sirius XM Radio, Inc. (S)	5.375		07-15-26	1,925,000	1,980,344
Sirius XM Radio, Inc. (S)	6.000		07-15-24	3,490,000	3,747,388
Time, Inc. (S)	5.750		04-15-22	2,000,000	1,972,500
Viacom, Inc.	4.375		03-15-43	4,000,000	3,622,784
Virgin Media Finance PLC (S)	6.375		04-15-23	2,000,000	2,130,000
Virgin Media Secured Finance PLC (S)	5.375		04-15-21	1,620,000	1,684,800
WMG Acquisition Corp. (S)	5.000		08-01-23	870,000	893,925
WMG Acquisition Corp. (S)	6.750		04-15-22	2,382,000	2,533,853
Specialty retail 1.4%
GameStop Corp. (S)	6.750		03-15-21	2,000,000	2,025,000
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	3,390,000	3,220,500
L Brands, Inc.	6.950		03-01-33	4,788,000	5,063,310
Textiles, apparel and luxury goods 0.7%
PVH Corp.	4.500		12-15-22	3,345,000	3,445,350

2SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Wolverine World Wide, Inc. (S)	5.000		09-01-26	1,225,000	$1,226,531
Consumer staples 5.5%					39,449,178
Food and staples retailing 1.7%
Performance Food Group, Inc. (S)	5.500		06-01-24	2,310,000	2,399,513
Simmons Foods, Inc. (S)	7.875		10-01-21	3,500,000	3,456,250
SUPERVALU, Inc.	7.750		11-15-22	3,525,000	3,331,125
Tops Holding LLC (S)	8.000		06-15-22	2,955,000	2,652,113
Food products 0.8%
FAGE International SA (S)	5.625		08-15-26	1,110,000	1,147,463
Southern States Cooperative, Inc. (S)	10.000		08-15-21	2,505,000	2,060,363
TreeHouse Foods, Inc. (S)	6.000		02-15-24	2,320,000	2,531,700
Household products 1.4%
Central Garden & Pet Company	6.125		11-15-23	3,210,000	3,446,738
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23	3,320,000	3,452,800
Revlon Escrow Corp. (S)	6.250		08-01-24	895,000	928,563
Spectrum Brands, Inc.	6.625		11-15-22	2,000,000	2,140,000
Personal products 0.6%
Revlon Consumer Products Corp.	5.750		02-15-21	4,400,000	4,499,000
Tobacco 1.0%
Alliance One International, Inc.	9.875		07-15-21	4,350,000	3,871,500
Vector Group, Ltd.	7.750		02-15-21	3,340,000	3,532,050
Energy 11.4%					81,652,907
Energy equipment and services 1.3%
Chaparral Energy, Inc. (H)	7.625		11-15-22	2,620,000	1,650,600
CSI Compressco LP	7.250		08-15-22	3,140,000	2,826,000
Parsley Energy LLC (S)	6.250		06-01-24	900,000	929,250
Sabine Pass Liquefaction LLC (S)	5.875		06-30-26	1,655,000	1,770,850
Weatherford International, Ltd.	8.250		06-15-23	2,440,000	2,398,227
Oil, gas and consumable fuels 10.1%
Antero Resources Corp.	5.125		12-01-22	1,695,000	1,673,813
Approach Resources, Inc.	7.000		06-15-21	1,870,000	1,388,475
Calumet Specialty Products Partners LP	6.500		04-15-21	3,200,000	2,656,000
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24	2,120,000	2,268,400
Denbury Resources, Inc.	4.625		07-15-23	2,050,000	1,322,250
Enbridge Energy Partners LP	5.875		10-15-25	2,500,000	2,782,423
Energy XXI Gulf Coast, Inc. (H)(S)	11.000		03-15-20	2,885,000	1,193,669
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	4,465,000	4,342,213
Global Partners LP	6.250		07-15-22	3,815,000	3,433,500
Halcon Resources Corp. (H)	9.750		07-15-20	2,950,000	730,125
Halcon Resources Corp. (H)(S)	13.000		02-15-22	2,471,000	1,371,405
Kinder Morgan Energy Partners LP	4.250		09-01-24	2,465,000	2,537,313
Murphy Oil Corp.	6.875		08-15-24	840,000	877,873
Newfield Exploration Company	5.375		01-01-26	1,750,000	1,758,750
Newfield Exploration Company	5.750		01-30-22	1,010,000	1,047,875
Oasis Petroleum, Inc.	6.875		03-15-22	1,785,000	1,660,050
PBF Holding Company LLC (S)	7.000		11-15-23	1,472,000	1,399,136
Permian Resources LLC (S)	7.125		11-01-20	2,240,000	1,444,800
Rice Energy, Inc.	7.250		05-01-23	1,340,000	1,400,300
Sanchez Energy Corp.	6.125		01-15-23	3,290,000	2,599,100

SEE NOTES TO FUND'S INVESTMENTS3

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
SandRidge Energy, Inc. (H)(S)	8.750		06-01-20	4,045,000	$1,587,663
SM Energy Company	5.625		06-01-25	4,485,000	4,193,475
Summit Midstream Holdings LLC	7.500		07-01-21	1,880,000	1,908,200
Tallgrass Energy Partners LP (S)	5.500		09-15-24	1,475,000	1,511,875
Teekay Offshore Partners LP	6.000		07-30-19	4,945,000	4,030,175
Tesoro Corp.	5.125		04-01-24	1,655,000	1,696,375
Tesoro Logistics LP	6.250		10-15-22	1,650,000	1,746,525
Tesoro Logistics LP	6.375		05-01-24	1,500,000	1,601,250
Tullow Oil PLC (S)	6.000		11-01-20	2,505,000	2,185,613
Whiting Petroleum Corp.	5.750		03-15-21	3,300,000	2,937,000
Whiting Petroleum Corp.	6.250		04-01-23	1,040,000	910,000
Williams Partners LP	4.875		03-15-24	6,415,000	6,565,971
WPX Energy, Inc.	5.250		09-15-24	3,595,000	3,316,388
Financials 9.2%					65,493,455
Banks 3.4%
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23	975,000	1,014,000
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20	3,000,000	3,130,200
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	2,330,000	2,385,338
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25	3,535,000	3,793,550
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	5,350,000	5,239,656
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	2,075,000	2,129,469
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	5,880,000	6,254,850
Capital markets 1.3%
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	6,765,000	6,942,581
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20	2,500,000	2,527,500
Consumer finance 0.8%
Enova International, Inc.	9.750		06-01-21	4,150,000	3,488,075
S&P Global, Inc.	6.550		12-15-37	1,575,000	2,025,431
Diversified financial services 0.8%
Lincoln Finance, Ltd. (S)	7.375		04-15-21	1,955,000	2,106,513
Nationstar Mortgage LLC	7.875		10-01-20	1,455,000	1,465,913
NewStar Financial, Inc.	7.250		05-01-20	2,550,000	2,499,000
Real estate investment trusts 0.4%
Communications Sales & Leasing, Inc.	8.250		10-15-23	2,710,000	2,825,175
Thrifts and mortgage finance 2.5%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	3,635,000	3,435,075
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	2,425,000	2,467,438
MGIC Investment Corp.	5.750		08-15-23	1,120,000	1,173,200
Nationstar Mortgage LLC	6.500		06-01-22	3,800,000	3,543,500
Quicken Loans, Inc. (S)	5.750		05-01-25	2,385,000	2,379,753
Radian Group, Inc.	7.000		03-15-21	1,540,000	1,732,500
Stearns Holdings LLC (S)	9.375		08-15-20	3,065,000	2,934,738
Health care 7.7%					55,218,660
Health care equipment and supplies 0.3%
Kinetic Concepts, Inc. (S)	7.875		02-15-21	1,800,000	1,944,000
Health care providers and services 6.1%
Centene Corp.	6.125		02-15-24	1,790,000	1,951,100

4SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Community Health Systems, Inc.	6.875		02-01-22	2,580,000	$2,141,400
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	3,538,000	3,414,170
DaVita HealthCare Partners, Inc.	5.125		07-15-24	2,575,000	2,658,688
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	2,045,000	2,162,588
HCA, Inc.	5.375		02-01-25	5,960,000	6,155,965
HCA, Inc.	7.500		02-15-22	1,100,000	1,255,760
HealthSouth Corp.	5.750		11-01-24	3,435,000	3,562,095
LifePoint Health, Inc.	5.875		12-01-23	4,000,000	4,210,000
MEDNAX, Inc. (S)	5.250		12-01-23	2,580,000	2,715,450
Molina Healthcare, Inc. (S)	5.375		11-15-22	2,925,000	3,012,750
Quorum Health Corp. (S)	11.625		04-15-23	3,390,000	2,873,025
Select Medical Corp.	6.375		06-01-21	7,535,000	7,544,419
Pharmaceuticals 1.3%
Mallinckrodt International Finance SA (S)	5.500		04-15-25	2,200,000	2,167,000
Mallinckrodt International Finance SA (S)	5.750		08-01-22	4,075,000	4,115,750
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	950,000	826,500
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	2,850,000	2,508,000
Industrials 7.8%					55,659,062
Aerospace and defense 2.9%
AerCap Ireland Capital, Ltd.	4.500		05-15-21	5,814,000	6,133,770
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	2,125,000	2,281,719
LMI Aerospace, Inc.	7.375		07-15-19	1,825,000	1,856,938
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23	2,300,000	2,415,000
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	11,405,000	7,983,500
Air freight and logistics 0.3%
XPO Logistics, Inc. (S)	6.500		06-15-22	2,290,000	2,378,738
Airlines 0.4%
Air Canada (S)	8.750		04-01-20	1,200,000	1,290,000
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	1,450,000	1,497,125
Building products 0.1%
Builders FirstSource, Inc. (S)	5.625		09-01-24	1,020,000	1,040,400
Construction and engineering 0.6%
AECOM	5.750		10-15-22	2,200,000	2,332,000
AECOM	5.875		10-15-24	1,650,000	1,804,688
Electrical equipment 0.3%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	2,175,000	2,234,813
Machinery 0.6%
Trinity Industries, Inc.	4.550		10-01-24	4,490,000	4,451,346
Road and rail 1.0%
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23	3,700,000	3,515,000
The Hertz Corp.	6.750		04-15-19	3,210,000	3,274,200
Trading companies and distributors 1.6%
Ahern Rentals, Inc. (S)	7.375		05-15-23	1,900,000	1,301,500
Aircastle, Ltd.	5.000		04-01-23	860,000	911,600
Aircastle, Ltd.	5.125		03-15-21	4,885,000	5,300,225
United Rentals North America, Inc.	5.500		07-15-25	3,550,000	3,656,500

SEE NOTES TO FUND'S INVESTMENTS5

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology 3.7%					$26,481,325
Communications equipment 0.1%
Hughes Satellite Systems Corp. (S)	6.625		08-01-26	900,000	893,250
Internet software and services 0.9%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	3,110,000	3,168,313
Match Group, Inc.	6.375		06-01-24	2,200,000	2,392,500
Rackspace Hosting, Inc. (S)	6.500		01-15-24	654,000	685,883
IT services 0.3%
Alliance Data Systems Corp. (S)	5.375		08-01-22	1,950,000	1,920,750
Semiconductors and semiconductor equipment 2.0%
Micron Technology, Inc. (S)	5.250		08-01-23	4,000,000	3,870,000
Micron Technology, Inc. (S)	5.250		01-15-24	3,000,000	2,870,970
Micron Technology, Inc. (S)	5.625		01-15-26	3,800,000	3,629,000
Micron Technology, Inc. (S)	7.500		09-15-23	1,845,000	2,034,113
Qorvo, Inc. (S)	7.000		12-01-25	1,900,000	2,104,250
Software 0.4%
Electronic Arts, Inc.	4.800		03-01-26	2,655,000	2,912,296
Materials 11.3%					80,702,335
Building materials 0.7%
Standard Industries, Inc. (S)	5.375		11-15-24	2,920,000	3,102,500
Standard Industries, Inc. (S)	6.000		10-15-25	1,960,000	2,146,200
Chemicals 4.5%
Ashland, Inc.	6.875		05-15-43	3,000,000	3,270,000
Axalta Coating Systems LLC (S)	4.875		08-15-24	1,565,000	1,631,513
Chemtura Corp.	5.750		07-15-21	2,160,000	2,246,400
CVR Partners LP (S)	9.250		06-15-23	1,960,000	1,942,850
NOVA Chemicals Corp. (S)	5.250		08-01-23	4,000,000	4,150,000
Platform Specialty Products Corp. (S)	6.500		02-01-22	4,860,000	4,604,850
Platform Specialty Products Corp. (S)	10.375		05-01-21	1,720,000	1,806,000
Rain CII Carbon LLC (S)	8.250		01-15-21	2,470,000	2,352,675
The Chemours Company	6.625		05-15-23	8,080,000	7,756,800
Tronox Finance LLC	6.375		08-15-20	1,675,000	1,515,875
Tronox Finance LLC (S)	7.500		03-15-22	740,000	664,150
Construction materials 0.4%
Eagle Materials, Inc.	4.500		08-01-26	1,675,000	1,703,302
NWH Escrow Corp. (S)	7.500		08-01-21	1,750,000	1,172,500
Containers and packaging 2.3%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	3,682,816	3,839,336
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	890,000	947,850
Ball Corp.	5.000		03-15-22	1,835,000	1,981,800
Cascades, Inc. (S)	5.500		07-15-22	2,119,000	2,129,595
Reynolds Group Issuer, Inc.	5.750		10-15-20	3,415,000	3,517,450
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24	3,350,000	3,588,688
Metals and mining 2.9%
ArcelorMittal	7.250		02-25-22	2,170,000	2,441,250
First Quantum Minerals, Ltd. (S)	7.250		05-15-22	2,325,000	1,964,625
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22	960,000	988,800
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22	1,805,000	2,084,775
Freeport-McMoRan, Inc.	5.450		03-15-43	2,345,000	1,793,925
Kinross Gold Corp.	5.950		03-15-24	1,965,000	2,033,775
Lundin Mining Corp. (S)	7.500		11-01-20	1,835,000	1,935,925
New Gold, Inc. (S)	6.250		11-15-22	1,110,000	1,146,075

6SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (S)	6.250		08-15-24	1,220,000	$1,271,850
Signode Industrial Group Lux SA (S)	6.375		05-01-22	2,000,000	2,040,000
Teck Resources, Ltd.	6.250		07-15-41	1,300,000	1,074,938
Teck Resources, Ltd. (S)	8.500		06-01-24	1,895,000	2,131,875
Paper and forest products 0.5%
Boise Cascade Company (S)	5.625		09-01-24	1,090,000	1,110,438
Norbord, Inc. (S)	6.250		04-15-23	2,460,000	2,613,750
Real estate 0.5%					3,760,895
Equity real estate investment trusts 0.3%
Iron Mountain, Inc.	6.000		08-15-23	1,850,000	1,974,875
Real estate management and development 0.2%
Rialto Holdings LLC (S)	7.000		12-01-18	1,751,000	1,786,020
Telecommunication services 10.6%					75,860,577
Diversified telecommunication services 8.4%
Altice Financing SA (S)	7.500		05-15-26	4,305,000	4,531,013
CenturyLink, Inc.	7.500		04-01-24	3,130,000	3,394,094
Frontier Communications Corp.	6.250		09-15-21	3,020,000	2,945,466
Frontier Communications Corp.	11.000		09-15-25	7,585,000	8,191,800
GCI, Inc.	6.875		04-15-25	5,325,000	5,484,750
Inmarsat Finance PLC (S)	4.875		05-15-22	3,420,000	3,317,400
Intelsat Jackson Holdings SA	5.500		08-01-23	2,305,000	1,573,163
Intelsat Jackson Holdings SA	6.625		12-15-22	3,350,000	2,881,000
Intelsat Luxembourg SA	6.750		06-01-18	1,730,000	1,128,825
SBA Communications Corp.	4.875		07-15-22	4,135,000	4,238,375
SFR Group SA (S)	6.250		05-15-24	3,625,000	3,652,188
SFR Group SA (S)	7.375		05-01-26	2,600,000	2,684,500
T-Mobile USA, Inc.	6.500		01-15-26	7,435,000	8,136,678
T-Mobile USA, Inc.	6.625		04-01-23	1,580,000	1,685,655
Wind Acquisition Finance SA (S)	7.375		04-23-21	3,670,000	3,780,100
Windstream Services LLC	7.500		06-01-22	2,500,000	2,406,250
Wireless telecommunication services 2.2%
Digicel, Ltd. (S)	6.000		04-15-21	1,655,000	1,512,256
Digicel, Ltd. (S)	6.750		03-01-23	3,605,000	3,289,563
Sprint Communications, Inc.	6.000		11-15-22	2,980,000	2,703,426
Sprint Communications, Inc.	7.000		08-15-20	765,000	753,525
Sprint Communications, Inc.	11.500		11-15-21	1,600,000	1,800,000
Sprint Corp.	7.125		06-15-24	3,000,000	2,797,500
Sprint Corp.	7.875		09-15-23	3,065,000	2,973,050
Utilities 2.6%					18,631,247
Electric utilities 0.5%
Talen Energy Supply LLC (S)	4.625		07-15-19	3,500,000	3,290,000
Gas utilities 0.3%
AmeriGas Partners LP	5.625		05-20-24	2,400,000	2,568,000
Independent power and renewable electricity producers 1.8%
Dynegy, Inc.	7.625		11-01-24	1,765,000	1,725,288
NRG Energy, Inc.	6.250		07-15-22	3,020,000	3,084,175
NRG Energy, Inc. (S)	6.625		01-15-27	800,000	801,496
NRG Energy, Inc. (S)	7.250		05-15-26	1,225,000	1,272,163
NRG Yield Operating LLC	5.375		08-15-24	5,650,000	5,890,125

SEE NOTES TO FUND'S INVESTMENTS7

Focused High Yield Fund

	Rate (%	)		Maturity date	Par value^	Value
Convertible bonds 0.2%						$1,560,938
(Cost $1,528,125)
Telecommunication services 0.2%						1,560,938
Clearwire Communications LLC (S)	8.250			12-01-40	1,500,000	1,560,938
Term loans (M) 4.8%						$33,979,952
(Cost $36,047,576)
Consumer discretionary 0.7%						5,030,306
Hotels, restaurants and leisure 0.2%
Fontainebleau Las Vegas Holdings LLC (H)	1.000			06-06-17	2,376,576	0
Twin River Management Group, Inc.	5.250			07-10-20	1,174,136	1,177,811
Media 0.5%
iHeartCommunications, Inc.	7.274			01-30-19	1,322,237	1,013,495
Lions Gate Entertainment Corp. (T)			TBD	06-27-17	2,271,000	2,271,000
Lions Gate Entertainment Corp. (T)			TBD	06-27-17	568,000	568,000
Consumer staples 0.5%						3,379,923
Personal products 0.5%
Revlon Consumer Products Corp. (T)			TBD	07-22-23	3,385,000	3,379,923
Energy 0.3%						2,391,839
Oil, gas and consumable fuels 0.3%
Citgo Holding, Inc.	9.500			05-12-18	2,377,716	2,391,839
Industrials 2.1%						14,840,092
Aerospace and defense 0.9%
Jazz Acquisition, Inc.	4.500			06-19-21	1,584,333	1,429,068
WP CPP Holdings LLC	4.500			12-28-19	3,889,845	3,743,976
WP CPP Holdings LLC	8.750			04-30-21	1,400,000	1,253,000
Building products 0.6%
Builders Firstsource, Inc. (T)			TBD	08-11-22	1,891,750	1,896,952
Builders FirstSource, Inc.	6.000			07-31-22	2,675,083	2,682,440
Machinery 0.4%
Gardner Denver, Inc.	4.250			07-30-20	2,873,261	2,724,656
Road and rail 0.2%
Aegis Toxicology Corp.	9.500			08-24-21	1,480,000	1,110,000
Materials 0.3%						2,216,664
Construction materials 0.3%
Doncasters Group, Ltd.	9.500			10-09-20	2,361,293	2,216,664
Telecommunication services 0.3%						2,021,902
Diversified telecommunication services 0.3%
Windstream Services LLC	5.750			03-29-21	2,009,963	2,021,902
Utilities 0.6%						4,099,226
Electric utilities 0.2%
ExGen Texas Power LLC	5.750			09-16-21	1,979,843	1,588,824
Independent power and renewable electricity producers 0.4%
Dynegy, Inc.	5.000			06-27-23	2,510,000	2,510,402
Capital preferred securities 0.2%						$1,134,000
(Cost $1,330,187)
Financials 0.2%						1,134,000
ILFC E-Capital Trust II (P)(S)	4.230			12-21-65	1,400,000	1,134,000

8SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Collateralized mortgage obligations 1.5%					$10,513,030
(Cost $6,206,886)
Commercial and residential 1.5%					10,513,030
Banc of America Re-Remic Trust Series 2013-DSNY, Class F (P) (S)	3.934		09-15-26	1,000,000	991,869
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	1,500,000	1,410,502
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (P) (S)	0.350		05-19-47	109,275,318	1,717,371
Series 2007-4, Class ES IO (P)	0.350		07-19-47	115,311,639	1,686,894
Series 2007-6, Class ES IO (P) (S)	0.342		08-19-37	89,920,514	1,153,051
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.186		11-05-30	3,549,787	3,553,343
Asset backed securities 0.3%					$2,267,879
(Cost $2,317,488)
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	2,317,488	2,267,879
				Shares	Value
Common stocks 0.0%					$143,616
(Cost $32,153,924)
Consumer discretionary 0.0%					0
Hotels, restaurants and leisure 0.0%
Trump Entertainment Resorts, Inc. (I)(V)				557,205	0
Media 0.0%
Granite Broadcasting Corp.				11,688	0
Vertis Holdings, Inc. (I)				560,094	0
Industrials 0.0%					143,616
Machinery 0.0%
Glasstech, Inc., Series A (I)				144	143,616
Preferred securities 2.4%					$17,312,042
(Cost $18,532,872)
Financials 1.2%					9,044,287
Banks 0.4%
	Wells Fargo & Company, Series L, 7.500%			2,342	3,167,555
Consumer finance 0.2%
	SLM Corp., Series A, 6.970%			30,981	1,564,850
Diversified financial services 0.6%
	GMAC Capital Trust I, 6.602% (P)			170,700	4,311,882
Health care 0.2%					1,229,778
Pharmaceuticals 0.2%
	Teva Pharmaceutical Industries, Ltd., 7.000%			1,430	1,229,778
Industrials 0.3%					2,220,048
Machinery 0.3%
	Glasstech, Inc., Series B (I)			4,475	2,220,048
Utilities 0.7%					4,817,929
Electric utilities 0.2%
	NextEra Energy, Inc., 6.123%			33,675	1,665,229
Multi-utilities 0.5%
	Dominion Resources, Inc., 6.750% (I)			62,000	3,152,700

SEE NOTES TO FUND'S INVESTMENTS9

Focused High Yield Fund

				Shares/Par	Value
Purchased options 0.0%					$205,411
(Cost $382,464)
Put options 0.0%					205,411
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-30-17; Strike Price: AUD 0.68; Counterparty: HSBC) (I)				7,500,000	76,433
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-2-16; Strike Price: EUR 9.00; Counterparty: Goldman Sachs & Company) (I)				3,750,000	544
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-6-17; Strike Price: EUR 1.03; Counterparty: Goldman Sachs & Company) (I)				3,750,000	15,849
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)				7,500,000	64,660
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-25-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)				7,500,000	47,925
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.1%					$21,986,000
(Cost $21,986,000)
U.S. Government Agency 0.9%					6,630,000
Federal Home Loan Bank Discount Note	0.097		09-01-16	6,630,000	6,630,000
				Par value^	Value
Repurchase agreement 2.2%					$15,356,000
Barclays Tri-Party Repurchase Agreement dated 8-31-16 at 0.310% to be repurchased at $14,495,125 on 9-1-16, collateralized by $14,079,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-23 (valued at $14,785,092, including interest)				14,495,000	14,495,000
Repurchase Agreement with State Street Corp. dated 8-31-16 at 0.030% to be repurchased at $861,001 on 9-1-16, collateralized by $860,000 U.S. Treasury Notes, 1.750% due 5-15-23 (valued at $882,575, including interest)				861,000	861,000
Total investments (Cost $722,812,562)† 98.8%					$706,123,189
Other assets and liabilities, net 1.2%					$8,645,613
Total net assets 100.0%					$714,768,802

10SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
SEK	Swedish Krona
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $278,725,377 or 39.0% of the fund's net assets as of 8-31-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund's investments.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $724,466,364. Net unrealized depreciation aggregated to $18,343,175, of which $34,785,744 related to appreciated investment securities and $53,128,919 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 8-31-16:

United States	84.2%
Canada	4.0%
Luxembourg	3.9%
United Kingdom	2.2%
France	1.8%
Ireland	1.0%
Other countries	2.9%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2016, by major security category or type:

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$617,020,321	—	$617,020,321	—
Convertible bonds	1,560,938	—	1,560,938	—
Term loans	33,979,952	—	31,140,952	$2,839,000
Capital preferred securities	1,134,000	—	1,134,000	—
Collateralized mortgage obligations	10,513,030	—	10,513,030	—
Asset backed securities	2,267,879	—	2,267,879	—
Common stocks	143,616	—	—	143,616
Preferred securities	17,312,042	$15,091,994	—	2,220,048
Purchased options	205,411	—	205,411	—
Short-term investments	21,986,000	—	21,986,000	—
Total investments in securities	$706,123,189	$15,091,994	$685,828,531	$5,202,664
Other financial instruments:
Credit default swaps	($1,130,619)	—	($1,130,619)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       12

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2016, the fund used purchased options to manage against anticipated currency exchange rates.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended August 31, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of August 31, 2016 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	(Pay) fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	Campbell Soup Company	5,000,000	(1.000%	)	Dec 2020	($128,926)	($27,532)	($156,458)
Morgan Stanley Capital Services	Lowe's Companies, Inc.	5,000,000	(1.000%	)	Dec 2020	(174,088)	(6,060)	(180,148)
Morgan Stanley Capital Services	The Kroger Company	1,000,000	(1.000%	)	Dec 2020	(24,948)	(496)	(25,444)

       13

Counterparty	Reference obligation	Notional amount	(Pay) fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	The Kroger Company	5,000,000	(1.000%	)	Dec 2020	(109,674)	(17,546)	(127,220)
Morgan Stanley Capital Services	The Procter & Gamble Company	1,000,000	(1.000%	)	Dec 2020	(29,229)	(8,161)	(37,390)
Morgan Stanley Capital Services	The Procter & Gamble Company	5,000,000	(1.000%	)	Dec 2020	(145,893)	(41,056)	(186,949)
Morgan Stanley Capital Services	The Walt Disney Company	1,000,000	(1.000%	)	Dec 2020	(34,414)	(2,409)	(36,823)
Morgan Stanley Capital Services	The Walt Disney Company	5,000,000	(1.000%	)	Dec 2020	(173,938)	(10,179)	(184,117)
Morgan Stanley Capital Services	Wal-Mart Stores, Inc.	1,000,000	(1.000%	)	Dec 2020	(28,370)	(4,308)	(32,678)
Morgan Stanley Capital Services	Wal-Mart Stores, Inc.	5,000,000	(1.000%	)	Dec 2020	(135,187)	(28,205)	(163,392)
		34,000,000				($984,665)	($145,954)	($1,130,619)

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2016, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Trump Entertainment Resorts, Inc.	557,205	557,205	—	—	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q1	08/16
This report is for the information of the shareholders of John Hancock Focused High Yield Fund.		10/16

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsInvestment Grade Bond Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 38.9%					$218,084,200
(Cost $214,005,505)
U.S. Government 17.7%					99,089,608
U.S. Treasury
Bond	2.500		02-15-45	2,716,000	2,868,457
Bond	2.500		05-15-46	11,635,000	12,312,192
Bond	3.125		11-15-41	7,805,000	9,266,611
Bond	3.375		05-15-44	9,352,000	11,646,158
Note	0.750		07-15-19	15,640,000	15,563,630
Note	0.875		06-15-19	19,750,000	19,725,312
Note	1.125		01-15-19	3,525,000	3,545,378
Note	1.250		03-31-21	3,200,000	3,208,749
Note	1.500		08-15-26	12,345,000	12,254,338
Note	1.750		01-31-23	3,180,000	3,246,332
Treasury Inflation Protected Security	0.375		07-15-25	5,335,628	5,452,451
U.S. Government Agency 21.2%					118,994,592
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		03-01-43	6,729,489	7,036,256
30 Yr Pass Thru	3.000		04-01-43	980,549	1,025,416
30 Yr Pass Thru	3.500		02-01-42	2,223,734	2,362,196
30 Yr Pass Thru	3.500		04-01-44	1,064,678	1,142,615
30 Yr Pass Thru	4.000		11-01-43	408,809	445,902
30 Yr Pass Thru	4.000		02-01-44	219,401	237,319
30 Yr Pass Thru	4.500		02-01-41	1,178,324	1,294,085
30 Yr Pass Thru	5.000		03-01-41	688,445	763,098
30 Yr Pass Thru	5.500		06-01-38	873,851	989,739
Federal National Mortgage Association
15 Yr Pass Thru	3.000		07-01-27	454,071	476,281
15 Yr Pass Thru	3.500		02-01-26	101,405	107,228
15 Yr Pass Thru	3.500		03-01-26	623,262	659,049
15 Yr Pass Thru	3.500		07-01-26	1,229,819	1,308,505
15 Yr Pass Thru	4.000		12-01-24	767,094	819,232
30 Yr Pass Thru	3.000		12-01-42	1,834,878	1,918,165
30 Yr Pass Thru	3.000		04-01-43	5,717,079	5,957,822
30 Yr Pass Thru	3.500		01-01-42	2,335,213	2,467,209
30 Yr Pass Thru	3.500		06-01-42	3,214,264	3,426,583
30 Yr Pass Thru	3.500		07-01-42	5,137,026	5,487,591
30 Yr Pass Thru	3.500		01-01-43	930,827	984,605
30 Yr Pass Thru	3.500		04-01-43	670,854	716,950
30 Yr Pass Thru	3.500		06-01-43	3,424,939	3,653,315
30 Yr Pass Thru	3.500		07-01-43	520,932	555,668
30 Yr Pass Thru	3.500		03-01-44	5,029,367	5,363,156
30 Yr Pass Thru	3.500		04-01-45	1,367,468	1,451,813
30 Yr Pass Thru	3.500		04-01-45	3,367,563	3,575,276
30 Yr Pass Thru	3.500		05-01-46	3,085,765	3,259,703
30 Yr Pass Thru	3.500		07-01-46	7,332,098	7,756,309
30 Yr Pass Thru	4.000		09-01-40	1,201,191	1,294,142
30 Yr Pass Thru	4.000		01-01-41	884,953	956,752
30 Yr Pass Thru	4.000		09-01-41	5,492,786	5,989,848
30 Yr Pass Thru	4.000		10-01-41	62,437	67,854
30 Yr Pass Thru	4.000		11-01-41	3,013,036	3,244,310
30 Yr Pass Thru	4.000		01-01-42	1,476,666	1,595,949
30 Yr Pass Thru	4.000		03-01-42	3,858,411	4,157,589

2SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		05-01-43	3,862,642	$4,154,302
30 Yr Pass Thru	4.000		09-01-43	2,833,713	3,123,837
30 Yr Pass Thru	4.000		10-01-43	2,664,787	2,896,812
30 Yr Pass Thru	4.000		12-01-43	4,188,192	4,529,301
30 Yr Pass Thru	4.000		01-01-44	624,358	684,184
30 Yr Pass Thru	4.000		06-01-46	2,034,172	2,183,636
30 Yr Pass Thru	4.500		08-01-40	3,175,416	3,485,809
30 Yr Pass Thru	4.500		12-01-40	590,756	649,324
30 Yr Pass Thru	4.500		05-01-41	1,875,920	2,060,197
30 Yr Pass Thru	4.500		06-01-41	1,284,260	1,410,378
30 Yr Pass Thru	4.500		07-01-41	684,945	752,208
30 Yr Pass Thru	4.500		11-01-41	212,531	233,170
30 Yr Pass Thru	4.500		12-01-41	4,218,258	4,623,936
30 Yr Pass Thru	4.500		05-01-42	1,734,345	1,904,663
30 Yr Pass Thru	5.000		04-01-35	131,158	146,532
30 Yr Pass Thru	5.000		09-01-40	1,120,284	1,247,716
30 Yr Pass Thru	5.000		04-01-41	256,979	293,117
30 Yr Pass Thru	5.500		09-01-34	463,352	524,397
30 Yr Pass Thru	5.500		02-01-36	138,841	157,942
30 Yr Pass Thru	5.500		06-01-38	572,475	656,244
30 Yr Pass Thru	6.000		06-01-40	89,503	102,307
30 Yr Pass Thru	6.500		01-01-39	421,441	488,014
30 Yr Pass Thru	6.500		06-01-39	119,627	139,036
Corporate bonds 33.6%					$188,381,279
(Cost $179,658,745)
Consumer discretionary 4.4%					24,631,738
Auto components 0.4%
Delphi Automotive PLC	4.250		01-15-26	640,000	693,784
Delphi Corp.	5.000		02-15-23	1,370,000	1,453,913
Automobiles 1.6%
American Honda Finance Corp.	1.700		02-22-19	760,000	768,010
Ford Motor Company	4.750		01-15-43	450,000	486,743
Ford Motor Credit Company LLC	2.551		10-05-18	440,000	447,072
Ford Motor Credit Company LLC	5.875		08-02-21	1,536,000	1,763,240
General Motors Company	4.875		10-02-23	1,115,000	1,214,037
General Motors Company	6.250		10-02-43	740,000	886,847
General Motors Financial Company, Inc.	3.450		04-10-22	1,385,000	1,410,602
General Motors Financial Company, Inc.	4.000		01-15-25	1,135,000	1,155,473
General Motors Financial Company, Inc.	5.250		03-01-26	585,000	649,614
Hotels, restaurants and leisure 0.2%
Brinker International, Inc.	2.600		05-15-18	290,000	291,524
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	570,000	575,700
Household durables 0.1%
Newell Brands, Inc.	2.150		10-15-18	235,000	237,945
Newell Brands, Inc.	4.200		04-01-26	515,000	562,183
Internet and direct marketing retail 0.5%
Expedia, Inc. (S)	5.000		02-15-26	1,240,000	1,308,070
QVC, Inc.	4.375		03-15-23	740,000	748,160
QVC, Inc.	5.125		07-02-22	435,000	463,689
QVC, Inc.	5.450		08-15-34	605,000	573,464

SEE NOTES TO FUND'S INVESTMENTS3

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media 1.4%
Charter Communications Operating LLC (S)	6.484		10-23-45	820,000	$1,007,608
Myriad International Holdings BV (S)	5.500		07-21-25	525,000	553,875
Omnicom Group, Inc.	3.600		04-15-26	540,000	575,124
Scripps Networks Interactive, Inc.	3.950		06-15-25	784,000	830,599
Sirius XM Radio, Inc. (S)	5.250		08-15-22	1,067,000	1,125,685
Time Warner Cable, Inc.	8.250		04-01-19	670,000	774,296
Time Warner, Inc.	3.600		07-15-25	450,000	481,937
Time Warner, Inc.	3.875		01-15-26	1,105,000	1,201,065
Time Warner, Inc.	6.500		11-15-36	430,000	558,814
Viacom, Inc.	4.375		03-15-43	1,020,000	923,810
Specialty retail 0.2%
AutoNation, Inc.	4.500		10-01-25	405,000	429,318
O'Reilly Automotive, Inc.	3.550		03-15-26	450,000	479,537
Consumer staples 2.0%					11,522,783
Beverages 0.9%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	1,940,000	2,345,964
Molson Coors Brewing Company	1.450		07-15-19	290,000	289,580
Molson Coors Brewing Company	3.000		07-15-26	700,000	708,479
PepsiCo, Inc.	1.500		02-22-19	835,000	842,956
Pernod Ricard SA (S)	5.750		04-07-21	710,000	819,444
Food and staples retailing 0.6%
CVS Health Corp.	2.875		06-01-26	450,000	460,975
CVS Health Corp.	5.125		07-20-45	925,000	1,153,216
Walgreens Boots Alliance, Inc.	1.750		05-30-18	750,000	754,385
Whole Foods Market, Inc. (S)	5.200		12-03-25	1,050,000	1,141,921
Food products 0.5%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	455,000	532,087
Kraft Heinz Foods Company	2.000		07-02-18	1,048,000	1,060,686
Kraft Heinz Foods Company (S)	4.875		02-15-25	510,000	561,975
Kraft Heinz Foods Company	5.200		07-15-45	710,000	851,115
Energy 3.4%					18,935,980
Energy equipment and services 0.2%
Emera US Finance LP (S)	3.550		06-15-26	375,000	394,663
NextEra Energy Capital Holdings, Inc.	1.649		09-01-18	585,000	586,182
Oil, gas and consumable fuels 3.2%
Anadarko Petroleum Corp.	8.700		03-15-19	425,000	485,178
Boardwalk Pipelines LP	5.500		02-01-17	170,000	172,007
Cimarex Energy Company	4.375		06-01-24	415,000	434,376
Columbia Pipeline Group, Inc.	4.500		06-01-25	1,060,000	1,146,258
Continental Resources, Inc.	3.800		06-01-24	80,000	72,200
DCP Midstream LLC (S)	9.750		03-15-19	375,000	418,125
DCP Midstream Operating LP	3.875		03-15-23	185,000	175,750
Enbridge Energy Partners LP	4.375		10-15-20	465,000	484,507
Energy Transfer Partners LP	2.500		06-15-18	310,000	312,902
Energy Transfer Partners LP	5.150		03-15-45	545,000	523,025
Energy Transfer Partners LP	9.700		03-15-19	555,000	638,567
EnLink Midstream Partners LP	4.150		06-01-25	210,000	198,846
EnLink Midstream Partners LP	4.850		07-15-26	320,000	317,856
Enterprise Products Operating LLC (P)	4.465		08-01-66	835,000	782,813
Enterprise Products Operating LLC	6.500		01-31-19	930,000	1,034,523

4SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kerr-McGee Corp.	6.950		07-01-24	430,000	$502,803
Kinder Morgan Energy Partners LP	3.950		09-01-22	420,000	434,718
Kinder Morgan Energy Partners LP	7.750		03-15-32	430,000	508,389
Kinder Morgan, Inc.	5.550		06-01-45	925,000	954,329
Lukoil International Finance BV (S)	3.416		04-24-18	590,000	596,018
MPLX LP	4.000		02-15-25	165,000	161,164
MPLX LP (S)	4.875		12-01-24	712,000	727,843
Northwest Pipeline LLC	6.050		06-15-18	570,000	599,223
Occidental Petroleum Corp.	3.400		04-15-26	635,000	671,192
ONEOK Partners LP	3.200		09-15-18	305,000	310,210
Petroleos Mexicanos	4.875		01-24-22	460,000	479,136
Regency Energy Partners LP	5.500		04-15-23	855,000	884,279
Shell International Finance BV	4.375		05-11-45	1,160,000	1,277,008
Sunoco Logistics Partners Operations LP	3.900		07-15-26	435,000	439,326
Sunoco Logistics Partners Operations LP	4.400		04-01-21	550,000	586,518
Williams Partners LP	4.875		05-15-23	415,000	419,299
Williams Partners LP	4.875		03-15-24	1,179,000	1,206,747
Financials 11.3%					63,347,256
Banks 5.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (L)(Q)(S)	6.750		06-15-26	300,000	337,078
Bank of America Corp.	3.950		04-21-25	360,000	374,689
Bank of America Corp.	4.200		08-26-24	525,000	556,870
Bank of America Corp.	4.250		10-22-26	550,000	583,327
Bank of America Corp.	4.450		03-03-26	1,120,000	1,205,148
Bank of America Corp.	6.875		04-25-18	835,000	904,982
Barclays Bank PLC (S)	6.050		12-04-17	680,000	713,798
Barclays Bank PLC (S)	10.179		06-12-21	645,000	826,099
Barclays PLC	4.375		01-12-26	670,000	699,480
BPCE SA (S)	4.500		03-15-25	485,000	493,590
BPCE SA (S)	5.700		10-22-23	830,000	908,466
Citigroup, Inc.	4.500		01-14-22	840,000	928,808
Citigroup, Inc.	4.600		03-09-26	830,000	891,904
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	904,000	1,103,445
Credit Agricole SA (S)	4.375		03-17-25	745,000	766,969
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	410,000	448,950
HBOS PLC (S)	6.750		05-21-18	1,450,000	1,551,149
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21	590,000	617,288
ING Bank NV (S)	5.800		09-25-23	860,000	962,546
JPMorgan Chase & Co.	3.200		06-15-26	830,000	853,814
JPMorgan Chase & Co.	4.625		05-10-21	1,380,000	1,529,983
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	845,000	862,428
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,100,000	1,240,481
Lloyds Banking Group PLC	4.650		03-24-26	1,645,000	1,707,334
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	655,000	643,210
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	595,000	656,115
MUFG Union Bank NA	2.625		09-26-18	765,000	779,718
Royal Bank of Scotland Group PLC	4.800		04-05-26	535,000	559,823
Santander Holdings USA, Inc.	2.700		05-24-19	1,065,000	1,076,747

SEE NOTES TO FUND'S INVESTMENTS5

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	3.450		08-27-18	285,000	$291,946
Santander UK Group Holdings PLC (S)	4.750		09-15-25	570,000	572,906
Standard Chartered PLC (S)	2.100		08-19-19	1,475,000	1,475,817
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	1,151,000	1,171,452
SunTrust Bank	7.250		03-15-18	280,000	302,886
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	500,000	501,250
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	730,000	823,988
Wells Fargo & Company	4.650		11-04-44	455,000	499,509
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	1,370,000	1,513,097
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	515,000	547,831
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	665,000	703,238
Capital markets 2.0%
Ares Capital Corp.	3.875		01-15-20	690,000	714,260
FS Investment Corp.	4.000		07-15-19	635,000	644,157
Jefferies Group LLC	6.875		04-15-21	945,000	1,084,038
Jefferies Group LLC	8.500		07-15-19	460,000	527,744
Macquarie Bank, Ltd. (S)	4.875		06-10-25	800,000	850,112
Morgan Stanley	2.450		02-01-19	515,000	524,897
Morgan Stanley	3.875		01-27-26	665,000	710,207
Morgan Stanley	5.500		01-26-20	790,000	878,479
Morgan Stanley	7.300		05-13-19	1,385,000	1,581,018
Stifel Financial Corp.	4.250		07-18-24	570,000	580,412
The Bear Stearns Companies LLC	7.250		02-01-18	505,000	545,274
The Goldman Sachs Group, Inc.	2.000		04-25-19	555,000	561,094
The Goldman Sachs Group, Inc.	3.750		05-22-25	1,260,000	1,332,489
The Goldman Sachs Group, Inc.	4.750		10-21-45	440,000	502,261
Consumer finance 1.7%
American Express Company	3.625		12-05-24	355,000	370,209
Capital One Bank USA NA	2.300		06-05-19	905,000	916,161
Capital One Financial Corp.	2.450		04-24-19	460,000	469,340
Capital One Financial Corp.	3.750		07-28-26	1,070,000	1,074,172
Capital One Financial Corp.	4.200		10-29-25	840,000	877,451
Capital One NA	2.350		08-17-18	640,000	648,607
Discover Bank	2.600		11-13-18	720,000	730,589
Discover Bank	8.700		11-18-19	417,000	483,772
Discover Financial Services	3.950		11-06-24	1,450,000	1,491,735
Discover Financial Services	5.200		04-27-22	550,000	602,854
S&P Global, Inc.	4.000		06-15-25	860,000	936,640
S&P Global, Inc.	4.400		02-15-26	805,000	903,797
Diversified financial services 0.2%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	357,413	372,157
Leucadia National Corp.	5.500		10-18-23	890,000	934,780
Insurance 1.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	725,000	772,136
Assured Guaranty US Holdings, Inc. (L)	5.000		07-01-24	900,000	1,007,851
AXA SA	8.600		12-15-30	515,000	723,034
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	435,000	474,150
CNA Financial Corp.	7.250		11-15-23	240,000	291,242

6SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	6.400		12-15-66	770,000	$864,710
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	640,000	713,600
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	460,000	478,113
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	605,000	670,038
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	980,000	1,359,579
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	875,000	955,938
Health care 2.1%					11,554,249
Biotechnology 0.5%
AbbVie, Inc.	3.600		05-14-25	1,045,000	1,105,042
Amgen, Inc.	4.400		05-01-45	470,000	505,156
Baxalta, Inc.	2.000		06-22-18	285,000	285,473
Celgene Corp.	5.000		08-15-45	970,000	1,119,375
Health care equipment and supplies 0.4%
Baxter International, Inc.	3.500		08-15-46	460,000	449,184
Medtronic, Inc.	4.625		03-15-45	620,000	744,821
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	745,000	775,698
Health care providers and services 0.6%
Express Scripts Holding Company	4.500		02-25-26	1,145,000	1,264,409
Medco Health Solutions, Inc.	7.125		03-15-18	745,000	806,168
Teva Pharmaceutical Finance Netherlands III BV	3.150		10-01-26	590,000	594,020
Universal Health Services, Inc. (S)	4.750		08-01-22	460,000	477,250
Pharmaceuticals 0.6%
Actavis Funding SCS	3.800		03-15-25	555,000	585,689
Mylan NV (S)	2.500		06-07-19	445,000	450,643
Mylan NV (S)	3.950		06-15-26	1,490,000	1,535,043
Pfizer, Inc.	1.450		06-03-19	850,000	856,278
Industrials 4.2%					23,459,713
Aerospace and defense 0.6%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	715,000	757,811
Lockheed Martin Corp.	2.900		03-01-25	1,082,000	1,121,465
Lockheed Martin Corp.	4.700		05-15-46	765,000	916,042
Textron, Inc.	7.250		10-01-19	225,000	258,487
Airlines 1.9%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	804,852	845,095
American Airlines 2013-1 Class A Pass Through Trust	4.000		01-15-27	170,098	182,005
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	639,291	699,225
American Airlines 2015-1 Class A Pass Through Trust	3.375		11-01-28	978,370	1,011,390
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	835,601	814,711
American Airlines 2016-1 Class A Pass Through Trust	4.100		07-15-29	333,981	362,089
American Airlines 2016-1 Class AA Pass Through Trust	3.575		07-15-29	623,469	670,229
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	808,143	864,713
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	227,781	241,447
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	56,515	57,996
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	18,601	18,995
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	196,583	208,004
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	397,766	448,999
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	474,375	543,160
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	76,876	82,065

SEE NOTES TO FUND'S INVESTMENTS7

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	150,610	$160,776
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	263,269	298,152
UAL 2009-2A Pass Through Trust	9.750		07-15-18	164,868	169,402
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	925,271	978,474
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	727,474	734,749
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	430,000	448,490
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	352,147	401,447
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	439,695	508,947
Building products 0.1%
Owens Corning	4.200		12-15-22	675,000	719,962
Industrial conglomerates 0.4%
General Electric Company (P)	1.297		08-15-36	660,000	561,468
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	1,556,000	1,666,865
Machinery 0.2%
Trinity Industries, Inc.	4.550		10-01-24	1,035,000	1,026,090
Professional services 0.2%
Verisk Analytics, Inc.	4.000		06-15-25	1,120,000	1,188,247
Road and rail 0.3%
Penske Truck Leasing Company LP (S)	2.875		07-17-18	345,000	351,429
Penske Truck Leasing Company LP (S)	3.375		02-01-22	1,300,000	1,343,963
Trading companies and distributors 0.5%
Air Lease Corp.	3.000		09-15-23	600,000	593,742
Air Lease Corp.	3.375		01-15-19	315,000	324,327
Air Lease Corp.	3.875		04-01-21	460,000	484,725
Air Lease Corp.	5.625		04-01-17	320,000	326,685
International Lease Finance Corp.	5.875		04-01-19	480,000	517,800
International Lease Finance Corp. (S)	7.125		09-01-18	500,000	550,045
Information technology 2.0%					11,217,163
Electronic equipment, instruments and components 0.1%
Jabil Circuit, Inc.	4.700		09-15-22	371,000	387,973
Internet software and services 0.2%
eBay, Inc.	2.500		03-09-18	545,000	553,498
eBay, Inc.	3.800		03-09-22	630,000	672,933
IT services 0.3%
Visa, Inc.	3.150		12-14-25	945,000	1,009,137
Visa, Inc.	4.300		12-14-45	662,000	783,597
Semiconductors and semiconductor equipment 0.2%
Lam Research Corp.	3.900		06-15-26	515,000	538,669
Micron Technology, Inc. (S)	7.500		09-15-23	245,000	270,113
Software 0.6%
Activision Blizzard, Inc. (S)	6.125		09-15-23	700,000	765,625
Electronic Arts, Inc.	4.800		03-01-26	1,430,000	1,568,581
Microsoft Corp.	4.450		11-03-45	1,035,000	1,203,717
Technology hardware, storage and peripherals 0.6%
Diamond 1 Finance Corp. (S)	3.480		06-01-19	1,210,000	1,243,824
Diamond 1 Finance Corp. (S)	6.020		06-15-26	1,615,000	1,731,246
Western Digital Corp. (S)	7.375		04-01-23	450,000	488,250

8SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials 0.3%					$1,738,743
Chemicals 0.2%
Braskem Finance, Ltd. (S)	7.000		05-07-20	555,000	612,581
Incitec Pivot Finance LLC (S)	6.000		12-10-19	455,000	493,012
Metals and mining 0.1%
Glencore Finance Canada, Ltd. (S)	3.600		01-15-17	630,000	633,150
Real estate 1.7%					9,569,588
Equity real estate investment trusts 1.7%
American Tower Corp.	3.400		02-15-19	545,000	567,472
American Tower Corp.	4.700		03-15-22	545,000	603,027
Crown Castle International Corp.	4.450		02-15-26	580,000	639,850
Crown Castle Towers LLC (S)	4.883		08-15-40	860,000	937,024
Crown Castle Towers LLC (S)	6.113		01-15-40	715,000	793,708
EPR Properties	4.500		04-01-25	435,000	443,171
ERP Operating LP	3.375		06-01-25	120,000	125,862
Highwoods Realty LP	5.850		03-15-17	570,000	581,830
Omega Healthcare Investors, Inc.	4.500		01-15-25	470,000	477,072
Omega Healthcare Investors, Inc.	4.950		04-01-24	555,000	580,295
Omega Healthcare Investors, Inc.	5.250		01-15-26	475,000	510,070
Ventas Realty LP	3.500		02-01-25	1,050,000	1,087,909
Ventas Realty LP	3.750		05-01-24	255,000	267,438
Welltower, Inc.	3.750		03-15-23	475,000	500,034
Welltower, Inc.	4.000		06-01-25	1,025,000	1,096,615
Welltower, Inc.	4.125		04-01-19	340,000	358,211
Telecommunication services 1.3%					7,350,759
Diversified telecommunication services 1.0%
AT&T, Inc.	4.450		04-01-24	935,000	1,030,606
AT&T, Inc.	4.750		05-15-46	550,000	588,141
Qwest Corp.	6.750		12-01-21	595,000	663,568
Verizon Communications, Inc.	4.400		11-01-34	465,000	494,426
Verizon Communications, Inc.	4.672		03-15-55	543,000	564,701
Verizon Communications, Inc.	4.862		08-21-46	1,615,000	1,795,555
Verizon Communications, Inc.	5.012		08-21-54	454,000	497,791
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849		04-15-23	600,000	641,915
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	510,000	495,409
SBA Tower Trust (S)	3.598		04-15-43	575,000	578,647
Utilities 0.9%					5,053,307
Electric utilities 0.8%
Beaver Valley II Funding Corp.	9.000		06-01-17	6,000	6,150
Electricite de France SA (S)	3.625		10-13-25	540,000	566,930
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	660,000	657,030
Empresa Electrica Angamos SA (S)	4.875		05-25-29	350,000	342,712
FPL Energy National Wind LLC (S)	5.608		03-10-24	39,843	37,851
Israel Electric Corp., Ltd. (S)	6.875		06-21-23	490,000	588,000
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	395,000	440,623
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	460,000	466,704
NextEra Energy Capital Holdings, Inc.	2.400		09-15-19	290,000	294,841
Oncor Electric Delivery Company LLC	2.950		04-01-25	670,000	700,740
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	260,000	291,741

SEE NOTES TO FUND'S INVESTMENTS9

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
W3A Funding Corp.	8.090		01-02-17	365,363	$364,963
Independent power and renewable electricity producers 0.1%
Constellation Energy Group, Inc.	5.150		12-01-20	265,000	295,022
Capital preferred securities 0.3%					$1,716,111
(Cost $1,572,793)
Financials 0.3%					1,716,111
Capital markets 0.1%
State Street Capital Trust IV (P)	1.653		06-01-77	680,000	583,100
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	95,000	119,225
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68	450,000	643,311
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	365,000	370,475
Municipal bonds 0.1%					$492,172
(Cost $491,880)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	491,916	492,172
Collateralized mortgage obligations 9.1%					$51,412,203
(Cost $49,939,335)
Commercial and residential 7.4%					41,601,748
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.104		08-25-35	208,068	199,634
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	885,000	989,076
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	606,000	613,769
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	3.035		09-15-26	305,000	303,665
BBCMS Trust Series 2015, Class C (P) (S)	2.443		02-15-28	250,000	246,406
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.224		01-25-35	490,440	474,607
Series 2004-12, Class A3 (P)	1.224		01-25-35	512,128	501,855
Series 2005-5, Class 1A4 (P)	1.084		07-25-35	328,749	310,980
Series 2005-7, Class 11A1 (P)	1.064		08-25-35	462,342	437,593
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.250		10-25-34	200,649	199,274
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.942		08-15-29	875,000	857,145
BWAY Mortgage Trust
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	500,000	497,186
Series 2015-1740, Class XA IO (S)	1.023		01-13-35	11,465,000	535,874
BXHTL Mortgage Trust
Series 2015-JRWZ, Class DR1 (P) (S)	3.664		05-15-29	705,000	694,829
Series 2015-JWRZ, Class GL1 (P) (S)	3.285		05-15-29	705,000	691,290
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.442		12-15-27	663,539	656,044
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-21	1,025,000	1,053,991
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.686		06-10-46	5,149,558	138,241
Series 2015-CR27, Class B (P)	4.510		10-10-58	415,000	458,420
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.254		10-15-45	6,647,921	550,827

10SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-LC4, Class B (P)	4.934		12-10-44	395,000	$442,744
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	625,000	656,589
Series 2013-CR11, Class B (P)	5.330		10-10-46	1,050,000	1,218,203
Series 2013-CR13, Class C (P)	4.909		12-10-23	485,000	528,401
Series 2013-CR6, Class XA IO	1.625		03-10-46	6,185,612	264,416
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	555,000	632,140
Series 2014-FL4, Class D (P) (S)	2.897		07-13-31	1,020,000	996,081
Series 2014-TWC, Class D (P) (S)	2.685		02-13-32	660,000	650,433
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.585		08-13-27	1,020,000	1,005,269
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.901		08-15-45	3,623,209	284,794
Series 2014-CR15, Class XA IO	1.461		02-10-47	7,700,882	393,181
Series 2014-CR16, Class C (P)	5.069		04-10-47	570,000	622,856
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-OMA, Class B2 (S)	5.538		05-15-23	900,000	993,988
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.636		09-10-49	250,000	250,045
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.794		06-25-34	316,027	300,310
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-34	760,000	764,440
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.935		05-15-34	850,000	841,463
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.658		05-10-45	12,366,246	966,626
Series 2014-NEW, Class C (S)	3.790		01-10-31	305,000	309,001
Series 2015-590M, Class C (P) (S)	3.932		10-10-35	665,000	670,296
Series 2016-ICE2, Class D (P) (S)	6.192		03-15-33	875,000	879,038
Series 2016-RENT, Class D (P) (S)	4.202		02-10-29	685,000	684,852
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.441		08-19-45	1,048,908	66,776
Series 2005-2, Class X IO	2.135		05-19-35	4,152,189	284,897
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.585		07-15-29	590,000	572,317
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	980,000	982,913
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.113		08-05-34	420,000	413,672
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.256		02-25-35	405,000	372,792
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.189		10-25-36	3,175,694	292,041
Series 2005-AR18, Class 2X IO	1.913		10-25-36	3,992,735	253,438
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.830		04-15-47	1,020,000	1,086,929
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	2,845,000	211,041
Series 2014-FL5, Class C (P) (S)	2.534		07-15-31	481,000	472,352
Series 2014-PHH, Class C (P) (S)	2.535		08-15-27	1,010,000	1,006,171
Series 2015-MAR7, Class C (S)	4.490		06-05-32	935,000	945,097
Series 2015-SGP, Class B (P) (S)	3.192		07-15-36	530,000	531,329
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class C (P)	4.315		02-15-46	372,000	381,087

SEE NOTES TO FUND'S INVESTMENTS11

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,785,000	$1,840,779
Series 2015, Class XLF1 C (P) (S)	2.635		08-14-31	750,000	747,356
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.776		05-25-35	250,763	234,218
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.896		04-25-35	505,000	491,130
Series 2005-3, Class APT (P)	0.736		07-25-35	421,236	411,448
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.925		03-25-44	375,179	364,148
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963		10-10-36	355,000	357,520
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	320,000	348,371
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.806		05-10-63	5,455,355	296,461
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	942,000	972,204
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,145,000	1,124,827
Series 2014-LC18, Class A2	2.954		12-15-47	125,000	129,989
Series 2015-LC22, Class B (P)	4.539		09-15-58	492,000	561,107
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.295		11-15-45	5,925,972	492,713
Series 2013-C15, Class B (P)	4.629		08-15-46	220,000	245,319
Series 2013-C16, Class B (P)	5.149		09-15-46	245,000	281,907
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.006		11-15-29	64,274	63,527
U.S. Government Agency 1.7%					9,810,455
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.296		10-25-27	680,000	688,204
Series 2016-DNA3, Class M2 (P)	2.670		12-25-28	305,000	310,008
Series 2016-HQA1, Class M2 (P)	3.196		09-25-28	1,020,000	1,054,282
Series 2016-HQA2, Class M2 (P)	2.694		11-25-28	310,000	316,515
Series 288, Class IO	3.000		10-15-27	1,838,111	183,254
Series 290, Class IO	3.500		11-15-32	2,198,444	315,829
Series 3833, Class LI IO (P)	1.839		10-15-40	1,350,587	77,936
Series 4136, Class IH IO	3.500		09-15-27	1,341,349	142,538
Series K017, Class X1 IO (P)	1.523		12-25-21	2,298,263	136,425
Series K018, Class X1 IO (P)	1.544		01-25-22	2,712,523	163,556
Series K021, Class X1 IO (P)	1.488		06-25-22	690,189	48,843
Series K022, Class X1 IO (P)	1.398		07-25-22	12,318,484	750,244
Series K030, Class X1 IO (P)	0.329		04-25-23	224,709,157	2,764,866
Series K038, Class X1 IO (P)	1.345		03-25-24	9,253,067	668,183
Series K048, Class X1 IO (P)	0.256		06-25-25	6,682,418	133,084
Series K707, Class X1 IO (P)	1.668		12-25-18	1,868,138	54,952
Series K709, Class X1 IO (P)	1.652		03-25-19	2,505,713	81,355
Series K710, Class X1 IO (P)	1.892		05-25-19	3,754,245	146,862
Series K711, Class X1 IO (P)	1.817		07-25-19	6,848,454	276,312
Series K718, Class X1 IO (P)	0.770		01-25-22	24,983,878	728,627
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	1,683,032	176,945
Series 2012-137, Class WI IO	3.500		12-25-32	1,319,511	183,272

12SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2012-114, Class IO (P)	0.901		01-16-53	1,332,219	$86,162
Series 2016-87, Class IO (P)	1.010		08-16-58	3,916,874	322,201
Asset backed securities 14.9%					$83,559,299
(Cost $83,331,354)
Asset backed securities 14.9%					83,559,299
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.121		05-25-35	211,554	204,875
Aegis Asset Backed Securities Trust Series 2005-1, Class M3 (P)	0.989		03-25-35	815,000	776,562
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	1,271,000	1,280,860
Series 2015-1, Class A4	1.750		05-15-20	830,000	835,593
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	1,305,000	1,309,411
American Express Credit Account Master Trust Series 2014-4, Class A	1.430		06-15-20	1,320,000	1,325,522
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	0.934		01-25-36	795,000	756,663
Series 2005-R3, Class M2 (P)	0.994		05-25-35	450,000	431,200
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,800,000	1,816,637
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	1,205,888	1,226,713
Argent Securities, Inc. Series 2004-W6, Class M1 (P)	1.349		05-25-34	109,044	103,959
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	2,246,000	2,251,461
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	750,000	753,427
Series 2015-1, Class A4 (S)	1.660		09-15-20	1,025,000	1,029,918
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.600		12-27-22	620,000	618,109
Cabela's Credit Card Master Note Trust
Series 2013-2A, Class A1 (S)	2.170		08-16-21	275,000	277,945
Series 2015-1A, Class A1	2.260		03-15-23	95,000	96,260
Series 2016-1, Class A1	1.780		06-15-22	1,475,000	1,471,281
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	740,000	742,735
Series 2015-2, Class A4	1.750		01-15-21	865,000	865,831
Series 2016-2, Class A4	2.140		12-15-21	435,000	434,399
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7	5.750		07-15-20	305,000	319,508
Series 2015-A5, Class A5	1.600		05-17-21	1,230,000	1,238,724
Series 2016-A3, Class A3	1.340		04-15-22	1,680,000	1,680,775
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800		03-15-21	410,000	414,127
Series 2016-1, Class A4	1.880		06-15-21	485,000	487,691
Series 2016-2, Class A4	1.680		09-15-21	590,000	588,777
Chase Issuance Trust
Series 2014-A7, Class A	1.380		11-15-19	1,360,000	1,363,736
Series 2015-A2, Class A2	1.590		02-18-20	1,391,000	1,399,690
Series 2015-A5, Class A5	1.360		04-15-20	1,900,000	1,905,716
Series 2016-A2, Class A	1.370		06-15-21	1,285,000	1,285,492

SEE NOTES TO FUND'S INVESTMENTS13

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760		12-16-19	665,000	$666,403
Series 2015-AA, Class A4 (S)	1.550		02-18-20	1,260,000	1,254,945
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	585,000	612,736
Series 2014-A8, Class A8	1.730		04-09-20	1,150,000	1,161,791
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,450,656	1,451,957
CNH Equipment Trust
Series 2015-C, Class A3	1.660		11-16-20	1,293,000	1,296,986
Series 2016-B, Class A3	1.630		08-16-21	475,000	475,312
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	5.088		02-25-35	301,493	302,776
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.908		07-25-35	209,853	205,511
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.916		05-25-36	329,324	324,941
Series 2006-CF2, Class M2 (P) (S)	0.966		05-25-36	1,340,000	1,277,607
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,531,675	1,566,406
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	2,405,000	2,422,354
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	645,125	631,315
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	540,000	540,927
Series 2015-A, Class A4	1.640		06-15-20	520,000	522,146
Series 2015-B, Class A4	1.580		08-15-20	435,000	436,193
Series 2016-B, Class A4	1.520		08-15-21	345,000	345,520
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	1,260,000	1,263,618
Series 2014-4, Class A1	1.400		08-15-19	1,655,000	1,655,537
Series 2015-1, Class A1	1.420		01-15-20	1,025,000	1,025,899
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	245,000	245,845
Series 2015-2, Class A4	1.850		07-22-19	1,119,000	1,124,680
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	490,000	489,250
GSAA Trust Series 2005-10, Class M3 (P)	0.996		06-25-35	517,522	502,406
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270		07-25-20	680,000	679,232
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	1,215,000	1,217,034
Series 2015-1, Class A4	1.320		11-16-20	565,000	566,021
Series 2015-2, Class A4	1.470		08-23-21	950,000	953,862
Series 2015-3, Class A4	1.560		10-18-21	1,025,000	1,031,774
Series 2016-2, Class A4	1.620		08-15-22	855,000	860,099
Series 2016-3, Class A4	1.560		11-18-22	2,515,000	2,507,023
Huntington Auto Trust Series 2015-1, Class A4	1.640		06-15-21	395,000	396,762
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	530,000	530,702
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	1,030,000	1,031,553

14SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-A, Class A4	1.650		12-15-21	347,000	$348,536
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A3	1.340		12-16-19	1,840,000	1,844,283
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.196		09-25-35	152,899	135,673
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-20-31	108,787	108,651
Series 2015-1A, Class A (S)	2.520		12-20-32	378,169	380,294
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.121		03-25-35	855,000	799,361
Series 2005-2, Class M2 (P)	0.896		06-25-35	1,360,000	1,301,022
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4	1.500		09-15-21	1,280,000	1,284,849
Series 2016-B, Class A4	1.540		10-17-22	440,000	442,654
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	1,080,000	1,079,355
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934		08-25-35	420,000	421,501
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	199,679	199,699
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	369,075	377,192
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.886		11-25-35	480,000	463,964
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.746		12-25-36	1,180,000	1,166,169
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780		01-15-21	1,005,000	1,007,401
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	655,000	663,546
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	900,000	912,277
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	397,500	385,245
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740		09-15-20	610,000	615,486
Series 2016-B, Class A4	1.520		08-16-21	525,000	526,748
Toyota Auto Receivables Trust Series 2016-C, Class A4	1.320		11-15-21	567,000	564,394
USAA Auto Owner Trust Series 2015-1, Class A4	1.540		11-16-20	535,000	537,405
Verizon Owner Trust Series 2016-1A, Class A (S)	1.420		01-20-21	840,000	840,140
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	775,000	770,233
Wells Fargo Home Equity Trust Series 2005-4, Class M1 (P)	0.906		12-25-35	355,000	343,470
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	1,697,175	1,698,719
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	48,695	48,756
Series 2014-1A, Class A (S)	2.150		12-20-26	663,049	655,795
Series 2014-1A, Class B (S)	3.250		12-20-26	293,524	290,040
Series 2015-1A, Class A (S)	2.750		05-20-27	281,522	279,660
Series 2015-2A, Class B (S)	4.000		07-20-28	482,933	479,211
Series 2016-1A, Class A (S)	3.500		12-20-28	393,207	393,161

SEE NOTES TO FUND'S INVESTMENTS15

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770		09-15-21	1,310,000	$1,323,689
				Shares	Value
Preferred securities 0.3%					$1,549,748
(Cost $1,530,158)
Financials 0.1%					225,868
Banks 0.1%
Wells Fargo & Company, Series L, 7.500%				167	225,868
Utilities 0.2%					1,323,880
Multi-utilities 0.2%
Dominion Resources, Inc., 6.750%				26,035	1,323,880
			Yield (%)	Shares	Value
Securities lending collateral 0.2%					$986,997
(Cost $986,885)
John Hancock Collateral Trust (W)			0.6375(Y)	98,639	986,997
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%					$15,230,000
(Cost $15,230,000)
U.S. Government Agency 0.8%					4,612,000
Federal Home Loan Bank Discount Note	0.097		09-01-16	4,612,000	4,612,000
				Par value^	Value
Repurchase agreement 1.9%					$10,618,000
Barclays Tri-Party Repurchase Agreement dated 8-31-16 at 0.310% to be repurchased at $10,083,087 on 9-1-16, collateralized by $8,523,500 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $10,284,636, including interest) and $100 U.S. Treasury Indexed Bonds, 3.875% due 4-15-29 (valued at $212.40, including interest)				10,083,000	10,083,000
Repurchase Agreement with State Street Corp. dated 8-31-16 at 0.030% to be repurchased at $535,000 on 9-1-16, collateralized by $535,000 U.S. Treasury Notes, 1.750% due 5-15-23 (valued at $549,044, including interest)				535,000	535,000
Total investments (Cost $546,746,655)† 100.1%					$561,412,009
Other assets and liabilities, net (0.1%)					($815,152)
Total net assets 100.0%					$560,596,857

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(L)	A portion of this security is on loan as of 8-31-16. The value of securities on loan amounted to $963,531.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $93,353,068 or 16.7% of the fund's net assets as of 8-31-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16 the aggregate cost of investment securities for federal income tax purposes was $548,852,280. Net unrealized appreciation aggregated to $12,559,729, of which $14,568,780 related to appreciated investment securities and $2,009,051 related to depreciated investment securities.

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       17

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q1	08/16
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		10/16

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsGlobal Conservative Absolute Return Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 29.9%						$32,417,160
(Cost $31,792,242)
Australia 0.5%						598,502
APT Pipelines, Ltd.	4.250		11-26-24	GBP	100,000	150,982
Asciano Finance Ltd.	5.000		09-19-23	GBP	100,000	150,331
QBE Insurance Group Ltd. (P)	6.115		05-24-42	GBP	112,000	158,984
Scentre Group Trust 1	2.375		04-08-22	GBP	100,000	138,205
Belgium 0.7%						715,340
Anheuser-Busch InBev NV	6.500		06-23-17	GBP	50,000	68,657
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625		03-19-19	EUR	586,000	646,683
Canada 0.3%						351,778
Rogers Communications, Inc.	5.000		03-15-44		130,000	155,422
TransCanada PipeLines, Ltd.	7.625		01-15-39		132,000	196,356
Denmark 0.8%						925,048
Danske Bank A/S (P)(Q)	5.750		04-06-20	EUR	574,000	659,378
DONG Energy A/S	4.875		01-12-32	GBP	150,000	265,670
France 1.8%						1,964,624
AXA SA (P)(Q)	6.686		07-06-26	GBP	50,000	74,339
CNP Assurances (P)	7.375		09-30-41	EUR	100,000	150,110
Electricite de France SA	5.875		07-18-31	GBP	80,000	152,826
Electricite de France SA	6.000		01-23-14	GBP	100,000	224,819
Electricite de France SA	6.250		05-30-28	GBP	100,000	188,850
Engie SA	7.000		10-30-28	GBP	50,000	104,653
Orange SA	5.500		02-06-44		74,000	94,524
Orange SA	5.625		01-23-34	GBP	25,000	48,260
Orange SA	9.000		03-01-31		150,000	240,429
Pernod-Ricard SA (S)	4.250		07-15-22		150,000	164,238
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		507,000	521,576
Germany 1.2%						1,289,248
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (Q)	7.625		04-30-20	EUR	600,000	642,133
E.ON International Finance BV	6.375		06-07-32	GBP	150,000	299,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (P)	6.625		05-26-42	GBP	100,000	156,319
Volkswagen Financial Services NV	2.750		10-02-20	GBP	50,000	69,600
Vonovia Finance BV	3.125		07-25-19	EUR	100,000	121,333
Ireland 0.3%						351,742
Actavis Funding SCS	4.750		03-15-45		124,000	136,011
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (Q)	7.375		06-18-20	EUR	200,000	215,731
Italy 0.5%						504,735
Assicurazioni Generali SpA (6.269% to 6-16-26, then 3 month GBP LIBOR + 2.350%) (Q)	6.269		06-16-26	GBP	50,000	65,795
Enel SpA	6.250		06-20-19	GBP	120,000	179,956
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700		09-17-25		200,000	185,502
Telecom Italia SpA	6.375		06-24-19	GBP	50,000	73,482
Jersey, Channel Islands 0.1%						170,021
AA Bond Company, Ltd.	6.269		07-02-43	GBP	100,000	170,021

2SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico 0.3%						$278,868
America Movil SAB de CV	5.750		06-28-30	GBP	110,000	200,369
Petroleos Mexicanos	8.250		06-02-22	GBP	50,000	78,499
Netherlands 0.5%						544,348
Aegon NV	6.625		12-16-39	GBP	50,000	109,169
Allianz Finance II BV (P)	5.750		07-08-41	EUR	100,000	131,028
Koninklijke KPN NV	5.750		09-17-29	GBP	50,000	89,660
Mylan NV (S)	5.250		06-15-46		19,000	20,881
RWE Finance BV	6.125		07-06-39	GBP	50,000	96,233
Siemens Financieringsmaatschappij NV (6.125% to 9-14-16, then 3 month GBP LIBOR + 2.250%)	6.125		09-14-66	GBP	50,000	65,709
Teva Pharmaceutical Finance Netherlands III BV	4.100		10-01-46		31,000	31,668
Spain 0.6%						656,396
Banco Bilbao Vizcaya Argentaria SA (P)(Q)	7.000		02-19-19	EUR	400,000	421,554
Iberdrola Finanzas SAU	6.000		07-01-22	GBP	50,000	83,309
Telefonica Emisiones SAU	5.597		03-12-20	GBP	100,000	151,533
Sweden 0.1%						114,059
Vattenfall Ab	6.875		04-15-39	GBP	50,000	114,059
Switzerland 1.0%						1,068,857
Glencore Finance Europe SA	6.500		02-27-19	GBP	50,000	73,059
Swiss Reinsurance Company (6.302% to 5-25-19, then 6 month GBP LIBOR + 2.120%) (Q)	6.302		05-25-19	GBP	100,000	145,023
UBS AG	5.125		05-15-24		742,000	777,200
UBS AG (P)	6.375		11-19-24	GBP	50,000	73,575
United Kingdom 12.0%						12,958,131
ABP Finance PLC	6.250		12-14-26	GBP	100,000	178,205
Affinity Sutton Capital Markets PLC	5.981		09-17-38	GBP	50,000	105,973
Anglian Water Services Financing PLC	6.625		01-15-29	GBP	50,000	101,730
Annington Finance No 1 PLC	8.000		10-02-21	GBP	53,190	81,630
Arqiva Financing PLC	4.882		12-31-32	GBP	100,000	154,246
Aspire Defence Finance PLC	4.674		03-31-40	GBP	96,840	163,612
Aviva PLC (P)	6.125		11-14-36	GBP	80,000	121,397
Aviva PLC (6.625% to 6-3-21, then 6 month GBP LIBOR + 4.136%)	6.625		06-03-41	GBP	100,000	147,305
Barclays Bank PLC	7.625		11-21-22		476,000	534,548
Barclays Bank PLC	10.000		05-21-21	GBP	150,000	254,754
British Telecommunications PLC	5.750		12-07-28	GBP	50,000	94,107
Broadgate Financing PLC	5.098		04-05-33	GBP	48,500	79,780
Centrica PLC	4.375		03-13-29	GBP	100,000	167,047
Centrica PLC	7.000		09-19-33	GBP	50,000	110,995
Close Brothers Finance PLC	3.875		06-27-21	GBP	100,000	145,683
Coventry Building Society	5.875		09-28-22	GBP	50,000	81,856
CPUK Finance, Ltd.	7.239		02-28-24	GBP	100,000	177,177
Credit Agricole London	5.500		12-17-21	GBP	100,000	161,398
CRH Finance UK PLC	4.125		12-02-29	GBP	100,000	159,776
Dignity Finance PLC	4.696		12-30-99	GBP	120,000	206,575
Direct Line Insurance Group PLC (9.250% to 4-27-22, then 6 month GBP LIBOR + 7.207%)	9.250		04-27-42	GBP	100,000	163,419
Eastern Power Networks PLC	6.250		11-12-36	GBP	70,000	153,888
Enterprise Inns PLC	6.500		12-06-18	GBP	50,000	69,916
Eversholt Funding PLC	6.359		12-02-25	GBP	100,000	180,338
Experian Finance PLC	4.750		11-23-18	GBP	100,000	142,038

SEE NOTES TO FUND'S INVESTMENTS3

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Firstgroup PLC	8.125		09-19-18	GBP	100,000	$148,448
Gatwick Funding, Ltd.	4.625		03-27-34	GBP	100,000	178,481
GE Capital UK Funding	8.000		01-14-39	GBP	150,000	413,459
GlaxoSmithKline Capital PLC	5.250		12-19-33	GBP	50,000	100,359
GlaxoSmithKline Capital PLC	6.375		03-09-39	GBP	50,000	117,977
Go-Ahead Group PLC	5.375		09-29-17	GBP	100,000	137,224
Greene King PLC (P)	3.072		12-15-33	GBP	83,087	106,377
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year U.K. Treasury + 2.850%) (Q)	6.461		11-30-18	GBP	100,000	141,160
HBOS Sterling Finance LP (P)(Q)	7.881		12-09-31	GBP	50,000	86,978
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	200,000	419,420
HSBC Bank Capital Funding Sterling 1 LP (P)(Q)	5.844		11-05-31	GBP	80,000	119,527
HSBC Holdings PLC	6.000		03-29-40	GBP	100,000	177,873
Imperial Brands Finance PLC	9.000		02-17-22	GBP	150,000	275,247
Integrated Accommodation Services PLC	6.480		03-31-29	GBP	71,542	122,505
Intu Metrocentre Finance PLC	4.125		12-06-23	GBP	100,000	148,123
John Lewis PLC	4.250		12-18-34	GBP	100,000	152,410
LCR Finance PLC	5.100		03-07-51	GBP	30,000	76,682
Legal & General Group PLC (5.500% to 6-27-44, then 5 Year U.K. Treasury + 3.170%)	5.500		06-27-64	GBP	100,000	141,273
Lend Lease Europe Finance PLC	6.125		10-12-21	GBP	50,000	76,562
Lloyds Bank PLC	6.500		09-17-40	GBP	40,000	90,011
Lloyds Bank PLC	9.625		04-06-23	GBP	100,000	183,197
London & Quadrant Housing Trust	4.625		12-05-33	GBP	100,000	180,591
Marks & Spencer PLC	6.125		12-02-19	GBP	50,000	75,030
Marstons Issuer PLC (5.158% to 7-15-19, then 3 month GBP LIBOR + 1.320%)	5.158		10-15-27	GBP	100,000	134,557
Mitchells & Butlers Finance PLC	5.965		12-15-23	GBP	39,718	58,564
National Express Group PLC	6.625		06-17-20	GBP	50,000	78,168
National Grid Electricity Transmission PLC	5.875		02-02-24	GBP	100,000	176,404
National Westminster Bank PLC	6.500		09-07-21	GBP	50,000	76,691
Nationwide Building Society	6.750		07-22-20	EUR	100,000	133,525
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	100,000	120,924
Notting Hill Housing Trust	5.250		07-07-42	GBP	100,000	196,296
Octagon Healthcare Funding PLC	5.333		12-31-35	GBP	88,049	149,249
Peabody Capital PLC	5.250		03-17-43	GBP	110,000	218,761
Provident Financial PLC	8.000		10-23-19	GBP	50,000	74,469
Prudential PLC (P)	5.700		12-19-63	GBP	100,000	147,837
RELX Investments PLC	7.000		12-11-17	GBP	50,000	70,685
Rio Tinto Finance USA PLC	4.125		08-21-42		186,000	191,301
RSA Insurance Group PLC (P)	5.125		10-10-45	GBP	100,000	137,346
Santander UK Group Holdings PLC	3.625		01-14-26	GBP	100,000	140,701
Segro PLC	6.750		02-23-24	GBP	100,000	177,615
Severn Trent Utilities Finance PLC	6.125		02-26-24	GBP	50,000	88,016
Sky PLC	6.000		05-21-27	GBP	50,000	90,305
Southern Water Services Finance, Ltd. (4.500% to 3-31-22, then 3 month GBP LIBOR + 7.845%)	4.500		03-31-38	GBP	100,000	147,061
SSE PLC (P)(Q)	3.875		09-10-20	GBP	100,000	132,385
SSE PLC	6.250		08-27-38	GBP	50,000	109,543
Stagecoach Group PLC	4.000		09-29-25	GBP	100,000	149,414
Standard Chartered PLC (P)(Q)(S)	7.500		04-02-22		350,000	349,650
Telereal Securitisation PLC	5.565		12-10-31	GBP	54,428	84,815
Tesco Property Finance 3 PLC	5.744		04-13-40	GBP	78,436	109,290
Thames Water Utilities Cayman Finance, Ltd.	4.625		06-04-46	GBP	100,000	202,973

4SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		541,000	$512,598
The Trafford Centre Finance, Ltd.	6.500		07-28-33	GBP	45,834	85,431
The Unique Pub Finance Company PLC	6.542		03-30-21	GBP	68,760	96,161
Wales & West Utilities Finance PLC	6.250		11-30-21	GBP	50,000	82,693
Wessex Water Services Finance PLC	5.375		03-10-28	GBP	50,000	90,664
Western Power Distribution West Midlands PLC	5.750		04-16-22	GBP	110,000	216,939
WPP Finance 2010	5.625		11-15-43		140,000	168,119
Yorkshire Building Society (P)	4.125		11-20-24	GBP	100,000	132,596
Yorkshire Water Services Bradford Finance, Ltd.	6.375		08-19-39	GBP	50,000	114,847
Zurich Finance UK PLC (6.625% to 10-2-22, then 5 Year U.K. Treasury + 2.850%) (Q)	6.625		10-02-22	GBP	70,000	105,231
United States 9.2%						9,925,463
21st Century Fox America, Inc.	4.750		09-15-44		100,000	112,832
Altria Group, Inc.	5.375		01-31-44		137,000	177,967
Altria Group, Inc.	9.950		11-10-38		33,000	60,563
American International Group, Inc.	5.000		04-26-23	GBP	50,000	76,548
Amgen, Inc.	4.000		09-13-29	GBP	100,000	159,415
Anadarko Petroleum Corp.	4.500		07-15-44		70,000	63,477
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		30,000	34,773
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		79,000	95,532
AT&T, Inc.	4.375		09-14-29	GBP	100,000	160,551
AT&T, Inc.	4.800		06-15-44		30,000	31,884
AT&T, Inc.	5.150		03-15-42		218,000	242,966
AT&T, Inc.	7.000		04-30-40	GBP	100,000	219,490
Bank of America Corp.	6.125		09-15-21	GBP	100,000	159,350
Bank of America Corp.	7.000		07-31-28	GBP	50,000	96,744
Bank of America Corp.	7.750		05-14-38		180,000	265,633
Bank of America Corp.	8.125		06-02-28	GBP	50,000	95,950
Baxalta, Inc.	5.250		06-23-45		130,000	152,690
Boston Scientific Corp.	7.375		01-15-40		147,000	203,432
Burlington Northern Santa Fe LLC	4.150		04-01-45		194,000	217,218
Celgene Corp.	4.625		05-15-44		135,000	146,087
Charter Communications Operating LLC (S)	6.384		10-23-35		190,000	227,220
Cigna Corp.	5.375		02-15-42		52,000	63,875
Citigroup, Inc.	4.500		03-03-31	GBP	150,000	233,430
Citigroup, Inc.	6.800		06-25-38	GBP	50,000	112,549
Comcast Corp.	4.750		03-01-44		152,000	181,985
CVS Health Corp.	3.500		07-20-22		61,000	65,509
CVS Health Corp.	5.125		07-20-45		142,000	177,034
Eastman Chemical Company	4.650		10-15-44		121,000	123,947
Electronic Arts, Inc.	4.800		03-01-26		72,000	78,978
Energy Transfer Partners LP	3.600		02-01-23		150,000	147,660
Energy Transfer Partners LP	6.125		12-15-45		130,000	140,399
Enterprise Products Operating LLC	4.900		05-15-46		135,000	144,428
EOG Resources, Inc.	3.900		04-01-35		72,000	72,176
Exelon Corp.	5.100		06-15-45		191,000	227,041
Express Scripts Holding Company	4.800		07-15-46		62,000	65,769
FedEx Corp.	4.750		11-15-45		28,000	32,107
Ford Motor Company	4.750		01-15-43		117,000	126,553
Fortive Corp. (S)	4.300		06-15-46		162,000	180,510
GE Capital Trust V (5.500% to 9-15-16, then 3 month GBP LIBOR + 1.615%)	5.500		09-15-66	GBP	100,000	131,304
General Motors Company	6.250		10-02-43		93,000	111,455

SEE NOTES TO FUND'S INVESTMENTS5

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Halliburton Company	5.000		11-15-45		48,000	$52,839
Hewlett Packard Enterprise Company (S)	6.350		10-15-45		47,000	48,506
International Paper Company	5.150		05-15-46		181,000	203,483
JPMorgan Chase & Co.	5.625		08-16-43		124,000	155,037
Kinder Morgan, Inc.	5.300		12-01-34		100,000	100,784
Kraft Heinz Foods Company	4.375		06-01-46		35,000	37,855
Lockheed Martin Corp.	4.700		05-15-46		93,000	111,362
Lowe's Companies, Inc.	3.700		04-15-46		60,000	62,687
McKesson Corp.	4.883		03-15-44		188,000	224,665
MetLife, Inc.	4.600		05-13-46		40,000	43,513
Metropolitan Life Global Funding I	3.500		09-30-26	GBP	100,000	150,239
Molson Coors Brewing Company	4.200		07-15-46		89,000	93,419
Morgan Stanley	5.750		02-14-17	GBP	100,000	134,151
Newell Brands, Inc.	5.500		04-01-46		45,000	55,565
Occidental Petroleum Corp.	4.400		04-15-46		56,000	62,162
Pacific Gas & Electric Company	4.300		03-15-45		132,000	151,300
Pacific LifeCorp (S)	5.125		01-30-43		138,000	152,818
Reynolds American, Inc.	5.850		08-15-45		150,000	195,620
SABMiller Holdings, Inc. (S)	4.950		01-15-42		209,000	245,424
Stryker Corp.	4.625		03-15-46		55,000	62,688
The Dow Chemical Company	4.625		10-01-44		14,000	15,041
The Home Depot, Inc.	4.400		03-15-45		176,000	207,703
The JM Smucker Company	4.375		03-15-45		169,000	191,224
The Southern Company	4.400		07-01-46		32,000	35,231
Time Warner, Inc.	4.850		07-15-45		155,000	177,862
UnitedHealth Group, Inc.	4.250		03-15-43		78,000	88,667
Verizon Communications, Inc.	5.012		08-21-54		83,000	91,006
Verizon Communications, Inc.	6.550		09-15-43		167,000	226,047
Virginia Electric & Power Company	4.650		08-15-43		157,000	188,565
Voya Financial, Inc.	5.700		07-15-43		93,000	106,442
Wal-Mart Stores, Inc.	4.875		01-19-39	GBP	70,000	140,161
Wal-Mart Stores, Inc.	5.625		03-27-34	GBP	60,000	123,831
Walgreens Boots Alliance, Inc.	4.650		06-01-46		87,000	96,069
Waste Management, Inc.	4.100		03-01-45		171,000	194,518
Wells Fargo Bank NA	5.250		08-01-23	GBP	100,000	161,168
WestRock MWV LLC	8.200		01-15-30		70,000	96,274
Williams Partners LP	5.100		09-15-45		25,000	24,506
Capital preferred securities 0.2%						$187,425
(Cost $210,168)
United States 0.2%						187,425
National Capital Trust I (P)(Q)	5.620		12-17-18	GBP	60,000	83,054
Rabobank Capital Funding Trust IV (5.556% to 12-31-19, then 6 month GBP LIBOR + 1.460%) (Q)	5.556		12-31-19	GBP	75,000	104,371
U.S. Government and Agency obligations 7.6%						$8,172,632
(Cost $8,222,907)
United States 7.6%						8,172,632
U.S. Treasury Inflation Protected Security	0.625		01-15-26		7,732,000	8,172,632
Foreign government obligations 4.1%						$4,485,197
(Cost $4,536,946)
Germany 1.3%						1,397,646
Federal Republic of Germany	0.100		04-15-46	EUR	977,500	1,397,646

6SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
Indonesia 2.8%						$3,087,551
Republic of Indonesia	8.250		05-15-36	IDR	19,121,000,000	1,560,239
Republic of Indonesia	8.375		09-15-26	IDR	18,690,000,000	1,527,312
Collateralized mortgage obligations 0.1%						$51,799
(Cost $47,818)
United Kingdom 0.1%						51,799
Canary Wharf Finance II PLC Series II, Class A1	6.455		10-22-33	GBP	26,091	51,799
	Yield	* (%)	Maturity date	Par value^		Value
Short-term investments 56.7%						$61,482,707
(Cost $61,488,183)
Certificate of deposit 18.4%						19,980,960
Abbey National Treasury Services PLC	0.650		10-17-16	2,000,000		1,999,842
ING Bank NV	0.680		09-01-16	2,000,000		2,000,014
Mizuho Bank, Ltd.	0.828		10-28-16	2,000,000		1,996,918
Nationwide Building Society	0.700		10-21-16	2,000,000		2,000,466
Natixis	0.960		12-01-16	2,000,000		1,995,372
Societe Generale SA	0.920		10-21-16	2,000,000		2,000,644
Sumitomo Mitsui Trust Holdings, Inc.	1.193		02-21-17	2,000,000		1,988,008
The Goldman Sachs Group, Inc.	0.780		09-08-16	2,000,000		2,000,094
The Toronto-Dominion Bank	0.750		11-15-16	2,000,000		1,999,544
UBS Group AG	0.880		09-08-16	2,000,000		2,000,058
Commercial paper 7.4%						7,992,706
ABN AMRO Bank NV	0.649		09-20-16	2,000,000		1,999,330
Caisse des Depots et Consignations	0.749		11-23-16	2,000,000		1,995,936
DekaBank Deutsche Girozentrale	0.669		09-15-16	2,000,000		1,999,638
Pohjola Bank PLC	0.818		10-25-16	2,000,000		1,997,802
Time deposits 13.7%						14,879,475
BNP Paribas	0.400		09-01-16	3,807,328		3,807,328
Danske Bank	0.350		09-01-16	911,672		911,672
DZ Bank AG	0.300		09-01-16	3,422,380		3,422,380
KBC Bank NV	0.400		09-01-16	2,629,208		2,629,208
Lloyd's Bank PLC	0.350		09-01-16	885,649		885,649
Sumitomo Mitsui Financial Group, Inc.	0.380		09-01-16	3,223,238		3,223,238
U.S. Government 16.6%						17,992,418
U.S. Treasury Bill	0.235		09-22-16	3,000,000		2,999,643
U.S. Treasury Bill	0.270		09-15-16	5,000,000		4,999,580
U.S. Treasury Bill	0.275		11-03-16	5,000,000		4,997,595
U.S. Treasury Bill	0.287		12-08-16	5,000,000		4,995,600
			Yield (%)	Shares		Value
Money market funds 0.6%						$637,148
BlackRock Cash Fund - Prime, Institutional Class			0.4071(Y)	637,148		637,148
Total investments (Cost $106,298,264)† 98.6%						$106,796,920
Other assets and liabilities, net 1.4%						$1,562,216
Total net assets 100.0%						$108,359,136

SEE NOTES TO FUND'S INVESTMENTS7

Global Conservative Absolute Return Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $106,649,066. Net unrealized appreciation aggregated to $147,854, of which $1,329,921 related to appreciated investment securities and $1,182,067 related to depreciated investments.

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for futures and money market funds, which are categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended August 31, 2016, the fund used futures contracts to manage against anticipated interest rate changes, to maintain diversity of the fund, manage duration of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at August 31, 2016:

Open contracts	Positions	Number of contracts	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Future	Long	155	Jan 2017	$18,811,916	$18,793,750	($18,166)
10-Year Australian Treasury Bond Future	Long	79	Sep 2016	8,018,029	8,187,118	169,089
Euro BUXL 30-Year Bond Future	Long	20	Sep 2016	4,155,661	4,305,187	149,526
Long Gilt Future	Long	76	Dec 2016	13,105,212	13,126,574	21,362
30-Year U.S. Treasury Bond Future	Short	21	Dec 2016	(3,596,414)	(3,577,875)	18,539

       9

Open contracts	Positions	Number of contracts	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Euro-BOBL Future	Short	125	Sep 2016	(18,530,719)	(18,626,603)	(95,884)
German Euro BUND Future	Short	61	Sep 2016	(11,398,126)	(11,388,935)	9,191
Ultra Long Term U.S. Treasury Bond Future	Short	46	Dec 2016	(8,599,125)	(8,623,563)	(24,438)
						$229,220

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2016, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at August 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	1,927,647	INR	146,000,000	Royal Bank of Scotland	9/2/2016	—	($29,889)	($29,889)
EUR	260,000	USD	294,691	Knight Securities	11/18/2016	—	(3,704)	(3,704)
GBP	70,000	USD	90,667	Citigroup	10/7/2016	$1,333	—	1,333
GBP	315,000	USD	408,969	Deutsche Bank	11/18/2016	5,351	—	5,351
GBP	1,736,000	USD	2,291,197	Royal Bank of Scotland	11/18/2016	—	(7,834)	(7,834)
INR	146,000,000	EUR	1,907,250	Royal Bank of Scotland	9/2/2016	52,646	—	52,646
INR	146,000,000	EUR	1,895,242	Royal Bank of Scotland	12/2/2016	24,415	—	24,415
INR	364,700,000	USD	5,334,211	Deutsche Bank	10/14/2016	71,788	—	71,788
JPY	354,000,000	USD	3,264,401	Morgan Stanley	9/2/2016	157,046	—	157,046
JPY	445,000,000	USD	4,361,740	Barclays Capital	11/8/2016	—	(48,276)	(48,276)
KRW	3,860,000,000	USD	3,339,389	Royal Bank of Scotland	9/2/2016	122,494	—	122,494
PEN	10,700,000	USD	3,191,172	Deutsche Bank	10/5/2016	—	(46,885)	(46,885)
PEN	3,790,000	USD	1,135,240	Deutsche Bank	10/5/2016	—	(21,516)	(21,516)
SEK	62,900,000	EUR	6,696,048	Knight Securities	10/10/2016	—	(119,974)	(119,974)
SEK	4,930,000	USD	586,355	Societe General	11/18/2016	—	(8,251)	(8,251)
USD	1,028,997	AUD	1,350,000	Goldman Sachs	10/6/2016	15,284	—	15,284
USD	3,227,279	AUD	4,350,000	Societe General	10/6/2016	—	(39,130)	(39,130)
USD	22,818	EUR	20,397	Citigroup	9/2/2016	66	—	66
USD	515,470	EUR	464,372	Societe General	10/7/2016	—	(3,322)	(3,322)
USD	324,865	EUR	292,000	HSBC	11/18/2016	—	(1,935)	(1,935)
USD	4,083,237	EUR	3,644,746	Knight Securities	11/18/2016	4,115	—	4,115
USD	1,100,000	GBP	841,202	Bank National Paris	10/6/2016	—	(5,559)	(5,559)
USD	2,160,000	GBP	1,668,234	Citigroup	10/6/2016	—	(32,495)	(32,495)
USD	234,060	GBP	175,832	Bank National Paris	10/7/2016	2,967	—	2,967
USD	152,037	GBP	115,331	Bank National Paris	10/7/2016	459	—	459
USD	105,362	GBP	79,958	Citigroup	10/7/2016	275	—	275
USD	16,488,729	GBP	12,297,909	Deutsche Bank	10/7/2016	325,771	—	325,771
USD	765,809	GBP	580,643	Societe General	10/7/2016	2,678	—	2,678
USD	720,483	GBP	555,059	Bank National Paris	11/18/2016	—	(9,586)	(9,586)
USD	3,393,730	JPY	354,000,000	Royal Bank of Scotland	9/2/2016	—	(27,717)	(27,717)
USD	3,234,185	KRW	3,860,000,000	Royal Bank of Scotland	9/2/2016	—	(227,698)	(227,698)
USD	5,573,586	KRW	6,440,000,000	Deutsche Bank	10/14/2016	—	(201,213)	(201,213)
USD	4,343,242	KRW	4,820,000,000	Barclays Capital	11/8/2016	21,384	—	21,384
USD	577,880	SEK	4,900,000	Knight Securities	11/18/2016	3,294	—	3,294
USD	2,347,873	SGD	3,150,000	Societe General	11/7/2016	36,218	—	36,218

       10

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	3,210,506	SGD	4,305,000	Morgan Stanley	11/18/2016	51,372	—	51,372
USD	3,205,128	TWD	104,000,000	Deutsche Bank	10/5/2016	—	(75,138)	(75,138)
USD	1,047,421	TWD	32,800,000	Deutsche Bank	10/5/2016	12,876	—	12,876
						$911,832	($910,122)	$1,710

Currency abbreviations
AUD	Australian Dollar	PEN	Peruvian Nuevo Sol
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
INR	Indian Rupee	TWD	New Taiwan Dollar
JPY	Japanese Yen	USD	U.S. Dollar
KRW	Korean Won

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended August 31, 2016, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund, and as a substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of August 31, 2016:

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	2,000,000	GBP	$3,091,095	Fixed 1.2202%	6 Month LIBOR	May 2018	—	($38,007)	($38,007)
	2,840,000	GBP	4,373,604	Fixed 1.2397%	6 Month LIBOR	Aug 2018	—	(60,430)	(60,430)
	1,350,000	GBP	1,949,796	Fixed 0.8292%	6 Month LIBOR	May 2019	—	(19,272)	(19,272)
	540,000	GBP	709,425	Fixed 0.4247%	6 Month LIBOR	Aug 2019	—	73	73
	742,000	GBP	1,146,796	Fixed 1.7642%	6 Month LIBOR	May 2022	—	(72,391)	(72,391)
	200,000	GBP	304,790	6 Month LIBOR	Fixed 1.7642%	May 2022	$2,101	17,411	19,512
	14,500,000	GBP	22,330,022	Fixed 1.7932%	6 Month LIBOR	Aug 2022	—	(1,452,595)	(1,452,595)
	10,500,000	GBP	16,068,559	6 Month LIBOR	Fixed 1.7932%	Aug 2022	(49,605)	1,101,484	1,051,879
	850,000	GBP	1,301,485	6 Month LIBOR	Fixed 1.7932%	Aug 2022	12,743	72,409	85,152
	520,000	GBP	683,150	Fixed 0.5832%	6 Month LIBOR	Aug 2023	—	(994)	(994)

       11

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	383,000	GBP	593,210	6 Month LIBOR	Fixed 2.7550%	Jul 2026	25,354	76,622	101,976
	2,800,000	GBP	4,259,333	Fixed 2.7550%	6 Month LIBOR	Jul 2026	—	(745,520)	(745,520)
	1,200,000	GBP	2,056,309	6 Month LIBOR	Fixed 2.7550%	Jul 2026	(4,162)	323,670	319,508
	9,530,000	EUR	10,503,461	6 Month EURIBOR	Fixed 0.8200%	Jul 2026	—	77,584	77,584
	2,250,000,000	JPY	21,279,614	Fixed 0.1338%	6 Month LIBOR	Jul 2026	—	95,347	95,347
	79,000,000	SEK	9,325,055	3 Month STIBOR	Fixed 1.3330%	Aug 2026	—	9,727	9,727
	93,000,000	SEK	10,977,596	3 Month STIBOR	Fixed 1.3000%	Aug 2026	—	(5,938)	(5,938)
	800,000,000	JPY	7,962,972	6 Month LIBOR	Fixed (0.0100%)	Jul 2028	—	(158,215)	(158,215)
	45,600,000	JPY	429,561	6 Month LIBOR	Fixed 0.0900%	Jul 2028	—	(4,688)	(4,688)
	270,000,000	JPY	2,649,657	6 Month LIBOR	Fixed 0.1750%	Aug 2028	—	(6,335)	(6,335)
	1,290,000	GBP	1,986,602	Fixed 2.1352%	6 Month LIBOR	Aug 2030	—	(299,477)	(299,477)
	96,800	GBP	139,808	Fixed 1.6452%	6 Month LIBOR	May 2031	—	(14,686)	(14,686)
	520,000	GBP	683,150	Fixed 0.9032%	6 Month LIBOR	Aug 2031	—	(4,468)	(4,468)
	1,250,000	GBP	1,901,488	Fixed 3.1400%	6 Month LIBOR	Jul 2033	—	(606,637)	(606,637)
	400,000,000	JPY	3,981,486	Fixed 0.1850%	6 Month LIBOR	Jul 2038	—	216,047	216,047
	29,900,000	JPY	281,664	Fixed 0.3588%	6 Month LIBOR	Jul 2038	—	6,274	6,274
	142,000,000	JPY	1,393,523	Fixed 0.4700%	6 Month LIBOR	Aug 2038	—	61	61
	275,000	GBP	425,026	6 Month LIBOR	Fixed 3.3010%	Jul 2043	95,771	123,351	219,122
	893,000	GBP	1,375,221	6 Month LIBOR	Fixed 3.3010%	Jul 2043	326,193	385,356	711,549
	273,000	GBP	394,868	6 Month LIBOR	Fixed 3.3010%	Jul 2043	146,127	71,401	217,528
	1,750,000	GBP	2,662,083	Fixed 3.3010%	6 Month LIBOR	Jul 2043	—	(1,394,412)	(1,394,412)
	330,000	GBP	550,606	Fixed 3.2997%	6 Month LIBOR	Feb 2044	—	(267,390)	(267,390)
	81,500	GBP	117,710	Fixed 1.6852%	6 Month LIBOR	May 2046	—	(24,232)	(24,232)
			$137,888,725				$554,522	($2,598,870)	($2,044,348)

The following are abbreviations for the table above:
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	SEK Stockholm Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the

       12

notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended August 31, 2016, the fund used CDS as a Buyer of protection to manage credit exposure. The following table summarizes the credit default swap contracts the fund held as of August 31, 2016 as a Buyer of protection:

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	CDX.NA.IGS.26 5Y	26,705,000	USD	$26,705,000	(1.000%	)	Jun 2021	($260,150)	($128,808)	($388,958)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended August 31, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of August 31, 2016 where the fund acted as a Seller of protection:

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 8-31-16	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	CDX.NA.IG.265Y	0.727%	9,780,000	USD	$9,780,000	1.000%	Jun 2021	$89,826	$52,619	$142,445
	CDX.NA.IG.265Y	0.727%	3,520,000	USD	3,520,000	1.000%	Jun 2021	30,394	20,875	51,269
	CDX.EMS.25.V1 5Y	2.468%	4,350,000	USD	4,350,000	1.000%	Jun 2021	(280,051)	10,472	(269,579)
					$17,650,000			($159,831)	$83,966	($75,865)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the period ended August 31, 2016 to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. The following table summarizes the inflation swap contracts held as of August 31, 2016:

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	594,000	USD	$594,000	USD - Non-Revised CPI	Fixed 1.5650%	Mar 2021	($299)	($299)
Citibank N.A.	2,600,000	USD	2,600,000	USD - Non-Revised CPI	Fixed 1.5650%	Mar 2021	(1,310)	(1,310)
Citibank N.A.	916,000	GBP	1,194,466	GBP - Non-revised RPI	Fixed 3.0575%	Aug 2041	(67,724)	(67,724)
Citibank N.A.	594,000	USD	594,000	Fixed 1.9150%	USD - Non-Revised CPI	Mar 2046	(6,435)	(6,435)
Citibank N.A.	916,000	GBP	1,194,466	Fixed 3.0100%	GBP - Non-revised RPI	Aug 2046	92,544	92,544
HSBC	4,389,000	GBP	6,359,671	GBP - Non-revised RPI	Fixed 3.2250%	May 2041	152,357	152,357
HSBC	1,020,000	GBP	1,471,819	GBP - Non-revised RPI	Fixed 3.1635%	Jun 2041	(15,490)	(15,490)
HSBC	4,389,000	GBP	6,359,671	Fixed 3.2125%	GBP - Non-revised RPI	May 2046	(300,037)	(300,037)
HSBC	1,020,000	GBP	1,471,819	Fixed 3.1375%	GBP - Non-revised RPI	Jun 2046	6,303	6,303
Merrill Lynch	1,350,000	USD	1,350,000	USD - Non-Revised CPI	Fixed 1.6050%	Aug 2020	11,357	11,357
Merrill Lynch	1,350,000	USD	1,350,000	Fixed 2.1175%	USD - Non-Revised CPI	Aug 2045	(129,597)	(129,597)
Morgan Stanley	270,000	USD	270,000	USD - Non-Revised CPI	Fixed 1.8525%	Jul 2020	4,937	4,937

       13

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Morgan Stanley	9,900,000	USD	9,900,000	USD - Non-Revised CPI	Fixed 1.5600%	Mar 2021	(7,525)	(7,525)
Morgan Stanley	640,000	USD	640,000	USD - Non-Revised CPI	Fixed 1.6650%	Jun 2021	1,194	1,194
Morgan Stanley	4,140,000	USD	4,140,000	USD - Non-Revised CPI	Fixed 1.6650%	Jun 2021	7,726	7,726
Morgan Stanley	270,000	USD	$270,000	Fixed 2.2975%	USD - Non-Revised CPI	Jul 2045	(44,007)	(44,007)
Morgan Stanley	640,000	USD	640,000	Fixed 1.9600%	USD - Non-Revised CPI	Jun 2046	(14,365)	(14,365)
			$40,399,912				($310,372)	($310,372)

The following are abbreviations for the table above:
CPI	Consume Price Index
RPI	Retail Price Index

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q1	08/16
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		10/16

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 8/31/16

Fund's investmentsGlobal Short Duration Credit Fund

As of 8-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 77.8%						$246,738,645
(Cost $249,668,456)
Argentina 0.7%						2,165,000
YPF SA (S)	8.500		03-23-21		2,000,000	2,165,000
Australia 0.9%						2,979,390
Australia & New Zealand Banking Group, Ltd. (S)	4.400		05-19-26		2,500,000	2,649,790
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22		320,000	329,600
Austria 0.4%						1,279,250
Sappi Papier Holding GmbH (S)	7.750		07-15-17		1,250,000	1,279,250
Barbados 0.1%						428,000
Columbus Cable Barbados, Ltd. (S)	7.375		03-30-21		400,000	428,000
Bermuda 0.3%						907,830
Weatherford International, Ltd.	7.750		06-15-21		924,000	907,830
Brazil 1.9%						6,171,109
Banco BTG Pactual SA (S)	5.750		09-28-22		1,040,000	936,000
Braskem Finance, Ltd.	6.450		02-03-24		750,000	817,500
Cia Brasileira de Aluminio (S)	4.750		06-17-24		750,000	727,500
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250		12-16-20		1,000,000	1,020,000
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	285,674
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-23		867,400	130,110
Petrobras Global Finance BV	4.875		03-17-20		1,000,000	980,000
Tam Capital, Inc.	7.375		04-25-17		500,000	507,500
Vale Overseas, Ltd.	5.875		06-10-21		740,000	766,825
Canada 2.1%						6,657,413
Air Canada (S)	8.750		04-01-20		1,210,000	1,300,750
First Quantum Minerals, Ltd. (S)	7.250		05-15-22		800,000	676,000
Glencore Finance Canada, Ltd. (S)	3.600		01-15-17		770,000	773,850
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23		895,000	930,800
Lundin Mining Corp. (S)	7.500		11-01-20		640,000	675,200
Mercer International, Inc.	7.000		12-01-19		1,010,000	1,042,825
New Gold, Inc. (S)	6.250		11-15-22		390,000	402,675
Norbord, Inc. (S)	6.250		04-15-23		805,000	855,313
China 7.1%						22,358,158
Agile Property Holdings, Ltd.	8.375		02-18-19		2,700,000	2,842,355
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000		04-15-21		1,000,000	990,000
Chalieco Hong Kong Corp., Ltd. (6.875% to 2-28-17, then 3 Year CMT + 11.152%) (Q)	6.875		02-28-17		2,500,000	2,539,375
Future Land Development Holdings, Ltd.	6.250		11-12-17		2,000,000	2,040,190
Huarong Finance II Company, Ltd.	3.250		06-03-21		2,800,000	2,870,148
KWG Property Holding, Ltd.	8.975		01-14-19		1,000,000	1,055,086
KWG Property Holding, Ltd.	13.250		03-22-17		1,100,000	1,156,430
Logan Property Holdings Company, Ltd.	9.750		12-08-17		1,500,000	1,597,500
Longfor Properties Company, Ltd.	6.875		10-18-19		2,800,000	2,898,000
Parkson Retail Group, Ltd.	4.500		05-03-18		3,000,000	2,812,419
West China Cement, Ltd.	6.500		09-11-19		1,500,000	1,556,655
Colombia 0.8%						2,666,950
Pacific Exploration and Production Corp. (S)	5.125		03-28-23		3,290,000	575,750
Transportadora de Gas Internacional SA ESP (S)	5.700		03-20-22		2,000,000	2,091,200
France 0.5%						1,435,688
SFR Group SA (S)	6.250		05-15-24		1,425,000	1,435,688

2SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
Germany 0.4%						$1,135,528
Schaeffler Finance BV (S)	3.250		05-15-19	EUR	1,000,000	1,135,528
Guatemala 0.5%						1,560,000
Comcel Trust (S)	6.875		02-06-24		1,500,000	1,560,000
Hong Kong 3.1%						9,844,204
Biostime International Holdings, Ltd. (S)	7.250		06-21-21		2,200,000	2,312,136
FPT Finance, Ltd.	6.375		09-28-20		2,500,000	2,759,735
MCE Finance, Ltd.	5.000		02-15-21		1,000,000	1,008,568
Road King Infrastructure Finance 2012, Ltd.	9.875		09-18-17		1,000,000	1,025,440
Studio City Finance, Ltd.	8.500		12-01-20		1,500,000	1,520,325
Zoomlion HK SPV Company, Ltd.	6.875		04-05-17		1,200,000	1,218,000
India 3.4%						10,709,296
Greenko Investment Company (S)	4.875		08-16-23		600,000	593,320
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.280%)	6.375		04-30-22		1,850,000	1,883,620
JSW Steel, Ltd.	4.750		11-12-19		2,000,000	1,950,000
State Bank of India (6.439% to 5-15-17, then 6 month LIBOR + 2.200%) (Q)	6.439		05-15-17		3,000,000	3,041,856
Vedanta Resources PLC	6.000		01-31-19		2,700,000	2,524,500
Vedanta Resources PLC	7.125		05-31-23		800,000	716,000
Indonesia 4.2%						13,296,555
Indo Energy Finance BV	7.000		05-07-18		1,250,000	1,068,750
Indo Energy Finance II BV	6.375		01-24-23		2,000,000	1,374,740
Listrindo Capital BV	6.950		02-21-19		2,000,000	2,070,220
MPM Global Pte, Ltd.	6.750		09-19-19		2,500,000	2,631,523
Perusahaan Gas Negara Persero Tbk PT	5.125		05-16-24		2,400,000	2,598,322
Star Energy Geothermal Wayang Windu, Ltd.	6.125		03-27-20		3,400,000	3,553,000
Ireland 1.4%						4,289,043
AerCap Ireland Capital, Ltd.	4.500		05-15-21		1,095,000	1,155,225
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		1,200,000	1,278,018
Ardagh Packaging Finance PLC (P)(S)	3.652		12-15-19		1,500,000	1,515,000
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		320,000	340,800
Jamaica 0.2%						675,682
Digicel, Ltd. (S)	6.000		04-15-21		345,000	315,244
Digicel, Ltd. (S)	6.750		03-01-23		395,000	360,438
Kazakhstan 0.6%						1,860,400
Zhaikmunai LLP (S)	6.375		02-14-19		2,000,000	1,860,400
Luxembourg 1.7%						5,264,600
Actavis Funding SCS	2.350		03-12-18		400,000	404,587
Intelsat Jackson Holdings SA	5.500		08-01-23		905,000	617,663
Intelsat Jackson Holdings SA	7.500		04-01-21		1,440,000	1,083,600
Intelsat Luxembourg SA	6.750		06-01-18		640,000	417,600
Mallinckrodt International Finance SA (S)	5.750		08-01-22		1,220,000	1,232,200
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,465,000	1,508,950
Mexico 3.7%						11,800,128
America Movil SAB de CV	6.000		06-09-19	MXN	28,210,000	1,478,851
America Movil SAB de CV	7.125		12-09-24	MXN	13,000,000	688,756
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		1,000,000	1,052,500
Nemak SAB de CV (S)	5.500		02-28-23		950,000	992,750
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		3,390,000	3,614,588
Petroleos Mexicanos	5.500		01-21-21		820,000	882,730

SEE NOTES TO FUND'S INVESTMENTS3

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
Mexico (continued)
Petroleos Mexicanos	6.000		03-05-20	530,000	$579,953
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	2,500,000	2,510,000
Netherlands 0.3%					1,048,075
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)	6.000		04-16-20	1,060,000	1,048,075
Peru 0.3%					1,041,500
Inkia Energy, Ltd. (S)	8.375		04-04-21	1,000,000	1,041,500
Russia 2.3%					7,308,836
ALROSA Finance SA (S)	7.750		11-03-20	850,000	967,938
EuroChem Mineral & Chemical Company OJSC (S)	5.125		12-12-17	1,450,000	1,486,250
Lukoil International Finance BV (S)	4.563		04-24-23	1,300,000	1,339,213
MMC Norilsk Nickel OJSC (S)	6.625		10-14-22	1,300,000	1,460,836
Severstal OAO (S)	5.900		10-17-22	1,000,000	1,093,750
VimpelCom Holdings BV (S)	7.504		03-01-22	855,000	960,849
Singapore 3.8%					11,914,897
Alam Synergy Pte, Ltd.	9.000		01-29-19	3,400,000	3,587,000
Pratama Agung Pte, Ltd.	6.250		02-24-20	3,000,000	3,169,590
TBG Global Pte, Ltd.	5.250		02-10-22	2,700,000	2,812,880
Theta Capital Pte, Ltd.	6.125		11-14-20	2,290,000	2,345,427
South Africa 0.2%					709,088
AngloGold Ashanti Holdings PLC	5.375		04-15-20	675,000	709,088
United Arab Emirates 0.1%					425,070
Dubai Electricity & Water Authority (S)	7.375		10-21-20	360,000	425,070
United Kingdom 1.0%					3,164,100
Fiat Chrysler Automobiles NV	5.250		04-15-23	750,000	773,625
Inmarsat Finance PLC (S)	4.875		05-15-22	555,000	538,350
Tullow Oil PLC (S)	6.000		11-01-20	1,050,000	916,125
Virgin Media Secured Finance PLC (S)	5.375		04-15-21	900,000	936,000
United States 35.8%					113,642,855
Activision Blizzard, Inc. (S)	6.125		09-15-23	1,000,000	1,093,750
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	725,000	744,938
Ahern Rentals, Inc. (S)	7.375		05-15-23	565,000	387,025
Aircastle, Ltd.	5.125		03-15-21	480,000	520,800
Alliance Data Systems Corp. (S)	5.375		08-01-22	750,000	738,750
Alliance One International, Inc.	9.875		07-15-21	1,440,000	1,281,600
AmeriGas Finance LLC	7.000		05-20-22	1,000,000	1,065,000
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	1,120,000	1,141,000
Antero Resources Corp.	5.125		12-01-22	580,000	572,750
Approach Resources, Inc.	7.000		06-15-21	640,000	475,200
BBVA Bancomer SA (S)	6.500		03-10-21	1,000,000	1,107,500
Beazer Homes USA, Inc.	7.500		09-15-21	1,025,000	994,250
Cablevision Systems Corp.	7.750		04-15-18	1,500,000	1,601,250
Cablevision Systems Corp.	8.000		04-15-20	1,000,000	1,065,000
Cablevision Systems Corp.	8.625		09-15-17	475,000	504,806
Calumet Specialty Products Partners LP	6.500		04-15-21	970,000	805,100
Cash America International, Inc.	5.750		05-15-18	690,000	741,750
Cemex Finance LLC (S)	9.375		10-12-22	1,250,000	1,385,938
Cengage Learning, Inc. (S)	9.500		06-15-24	500,000	511,250
Chaparral Energy, Inc. (H)	7.625		11-15-22	1,105,000	696,150
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24	750,000	802,500

4SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20	1,000,000	$1,043,400
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	650,000	680,875
CNH Industrial Capital LLC	3.875		07-16-18	1,000,000	1,023,750
CNO Financial Group, Inc.	4.500		05-30-20	1,420,000	1,434,200
Community Health Systems, Inc.	6.875		02-01-22	60,000	49,800
Community Health Systems, Inc.	7.125		07-15-20	500,000	447,200
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,200,000	1,158,000
CSI Compressco LP	7.250		08-15-22	935,000	841,500
CVR Partners LP (S)	9.250		06-15-23	685,000	679,006
DaVita HealthCare Partners, Inc.	5.750		08-15-22	1,535,000	1,609,831
Dominion Resources, Inc.	2.500		12-01-19	1,065,000	1,086,974
Dynegy, Inc.	7.625		11-01-24	615,000	601,163
Eldorado Resorts, Inc.	7.000		08-01-23	750,000	791,250
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625		06-15-24	400,000	436,000
Energy Transfer Partners LP	2.500		06-15-18	1,050,000	1,059,830
Energy XXI Gulf Coast, Inc. (H)(S)	11.000		03-15-20	950,000	393,063
Enova International, Inc.	9.750		06-01-21	1,125,000	945,563
Ford Motor Credit Company LLC	2.551		10-05-18	1,010,000	1,026,233
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	750,000	729,375
Frontier Communications Corp.	7.125		01-15-23	1,205,000	1,135,713
Global Partners LP	6.250		07-15-22	315,000	283,500
Halcon Resources Corp. (H)	9.750		07-15-20	950,000	235,125
HCA, Inc.	7.500		02-15-22	950,000	1,084,520
InterActiveCorp	4.875		11-30-18	151,000	154,775
International Game Technology PLC (S)	5.625		02-15-20	1,250,000	1,340,625
Jefferies Group LLC	5.125		04-13-18	960,000	1,002,627
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	760,000	722,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24	405,000	424,732
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26	500,000	531,250
Kinder Morgan Energy Partners LP	3.500		03-01-21	1,000,000	1,032,911
Kinetic Concepts, Inc. (S)	7.875		02-15-21	700,000	756,000
Kinetic Concepts, Inc.	10.500		11-01-18	730,000	750,075
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	785,000	741,825
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	1,425,000	1,449,938
Level 3 Financing, Inc.	5.625		02-01-23	975,000	1,021,313
LMI Aerospace, Inc.	7.375		07-15-19	1,775,000	1,806,063
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24	895,000	950,938
MDC Partners, Inc. (S)	6.500		05-01-24	950,000	902,500
MEDNAX, Inc. (S)	5.250		12-01-23	500,000	526,250
MGIC Investment Corp.	5.750		08-15-23	370,000	387,575
Micron Technology, Inc. (S)	7.500		09-15-23	685,000	755,213
Mohegan Tribal Gaming Authority	9.750		09-01-21	1,010,000	1,084,488
Molina Healthcare, Inc. (S)	5.375		11-15-22	710,000	731,300
MPLX LP (S)	4.500		07-15-23	1,275,000	1,286,066
Nationstar Mortgage LLC	6.500		08-01-18	645,000	643,388
Nationstar Mortgage LLC	7.875		10-01-20	600,000	604,500
Newfield Exploration Company	5.750		01-30-22	360,000	373,500
NewStar Financial, Inc.	7.250		05-01-20	1,305,000	1,278,900
NRG Energy, Inc.	6.250		07-15-22	1,305,000	1,332,731
NRG Energy, Inc. (S)	6.625		01-15-27	1,100,000	1,102,057
NRG Yield Operating LLC	5.375		08-15-24	1,010,000	1,052,925
NWH Escrow Corp. (S)	7.500		08-01-21	575,000	385,250
Oasis Petroleum, Inc.	6.875		03-15-22	515,000	478,950
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23	1,000,000	950,000

SEE NOTES TO FUND'S INVESTMENTS5

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
PBF Holding Company LLC (S)	7.000		11-15-23	523,000	$497,112
Performance Food Group, Inc. (S)	5.500		06-01-24	825,000	856,969
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,695,000	1,606,013
PVH Corp.	4.500		12-15-22	1,010,000	1,040,300
Quicken Loans, Inc. (S)	5.750		05-01-25	135,000	134,703
Quorum Health Corp. (S)	11.625		04-15-23	1,210,000	1,025,475
Rackspace Hosting, Inc. (S)	6.500		01-15-24	461,000	483,474
Radian Group, Inc.	7.000		03-15-21	585,000	658,125
Radio One, Inc. (S)	9.250		02-15-20	795,000	751,275
Rain CII Carbon LLC (S)	8.000		12-01-18	775,000	749,813
Rain CII Carbon LLC (S)	8.250		01-15-21	15,000	14,288
Reynolds Group Issuer, Inc.	5.750		10-15-20	385,000	396,550
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24	1,200,000	1,285,500
Reynolds Group Issuer, Inc.	9.875		08-15-19	463,000	476,311
Rialto Holdings LLC (S)	7.000		12-01-18	1,103,000	1,125,060
Rite Aid Corp.	9.250		03-15-20	680,000	717,400
Sanchez Energy Corp.	6.125		01-15-23	1,260,000	995,400
SandRidge Energy, Inc. (H)(S)	8.750		06-01-20	1,530,000	600,525
SBA Communications Corp.	4.875		07-15-22	1,265,000	1,296,625
Select Medical Corp.	6.375		06-01-21	2,015,000	2,017,519
Simmons Foods, Inc. (S)	7.875		10-01-21	500,000	493,750
Sirius XM Radio, Inc. (S)	5.375		07-15-26	635,000	653,256
Southern States Cooperative, Inc. (S)	10.000		08-15-21	870,000	715,575
SPL Logistics Escrow LLC (S)	8.875		08-01-20	590,000	451,350
Springleaf Finance Corp.	6.900		12-15-17	2,800,000	2,954,000
Sprint Communications, Inc.	6.000		11-15-22	500,000	453,595
Sprint Corp.	7.875		09-15-23	500,000	485,000
Standard Industries, Inc. (S)	5.375		11-15-24	455,000	483,438
Standard Industries, Inc. (S)	6.000		10-15-25	700,000	766,500
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23	800,000	840,000
Stearns Holdings LLC (S)	9.375		08-15-20	1,010,000	967,075
Summit Midstream Holdings LLC	7.500		07-01-21	1,000,000	1,015,000
SUPERVALU, Inc.	7.750		11-15-22	650,000	614,250
T-Mobile USA, Inc.	6.500		01-15-26	1,700,000	1,860,438
Talen Energy Supply LLC (S)	4.625		07-15-19	615,000	578,100
Tallgrass Energy Partners LP (S)	5.500		09-15-24	500,000	512,500
Targa Resources Partners LP	5.000		01-15-18	1,000,000	1,020,000
Teekay Offshore Partners LP	6.000		07-30-19	995,000	810,925
Tesoro Logistics LP	6.125		10-15-21	625,000	654,688
Tesoro Logistics LP	6.250		10-15-22	700,000	740,950
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	1,875,000	1,312,500
The Chemours Company	6.625		05-15-23	1,500,000	1,440,000
The Goodyear Tire & Rubber Company	7.000		05-15-22	1,590,000	1,693,350
The Hertz Corp.	5.875		10-15-20	1,180,000	1,222,775
The Hertz Corp.	6.250		10-15-22	630,000	664,650
The Scotts Miracle-Gro Company (S)	6.000		10-15-23	510,000	545,063
Time, Inc. (S)	5.750		04-15-22	840,000	828,450
Tops Holding LLC (S)	8.000		06-15-22	440,000	394,900
Trinity Industries, Inc.	4.550		10-01-24	525,000	520,480
Tronox Finance LLC	6.375		08-15-20	700,000	633,500
Tronox Finance LLC (S)	7.500		03-15-22	305,000	273,738
Vector Group, Ltd.	7.750		02-15-21	1,000,000	1,057,500
WellCare Health Plans, Inc.	5.750		11-15-20	545,000	563,394
Whiting Petroleum Corp.	5.750		03-15-21	810,000	720,900

6SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Williams Partners LP	4.875	03-15-24	1,225,000	$1,253,829
Windstream Services LLC	7.500	06-01-22	2,000,000	1,925,000
XPO Logistics, Inc. (S)	6.500	06-15-22	675,000	701,156
XPO Logistics, Inc. (S)	7.875	09-01-19	500,000	520,000
Capital preferred securities 0.2%	$648,000
(Cost $782,054)
United States 0.2%	648,000
ILFC E-Capital Trust II (P)(S)	4.230	12-21-65	800,000	648,000
Foreign government obligations 1.6%	$5,119,610
(Cost $5,099,797)
Argentina 0.4%	1,418,000
Provincia de Buenos Aires (S)	9.125	03-16-24	300,000	334,500
Republic of Argentina (S)	6.875	04-22-21	1,000,000	1,083,500
Bahrain 0.2%	526,750
Kingdom of Bahrain (S)	5.875	01-26-21	500,000	526,750
Mexico 0.2%	594,139
Government of Mexico	10.000	12-05-24	MXN	8,740,000	594,139
Qatar 0.4%	1,186,868
Government of Qatar (S)	2.375	06-02-21	1,175,000	1,186,868
Sri Lanka 0.4%	1,393,853
Republic of Sri Lanka	5.750	01-18-22	350,000	361,370
Republic of Sri Lanka	6.000	01-14-19	1,000,000	1,032,483
Term loans (M) 11.0%	$34,976,763
(Cost $35,712,443)
Canada 0.3%	944,000
Lions Gate Entertainment Corp. (T)	TBD	06-27-17	944,000	944,000
Germany 0.9%	2,845,732
Mauser Holding SARL	4.500	07-31-21	1,373,013	1,367,287
Mauser Holding SARL	8.750	07-31-22	1,500,000	1,478,445
Luxembourg 0.5%	1,543,676
Mallinckrodt International Finance SA	3.250	03-19-21	1,548,321	1,543,676
Netherlands 0.2%	784,089
Sybil Finance BV	4.250	03-20-20	297,486	297,858
Tronox Pigments Holland BV	4.500	03-19-20	492,386	486,231
United States 9.1%	28,859,266
Albertsons LLC	4.750	12-21-22	1,795,500	1,805,160
Builders FirstSource, Inc.	6.000	07-31-22	1,058,400	1,061,310
CareCore National LLC	5.500	03-05-21	533,105	519,777
Catalent Pharma Solutions, Inc.	4.250	05-20-21	245,001	246,270
Checkout Holding Corp.	4.500	04-09-21	382,200	338,247
Dell International LLC	4.000	04-29-20	1,177,840	1,181,373
Dell, Inc. (T)	TBD	05-24-23	1,300,000	1,306,968
Doncasters US Finance LLC	4.500	04-09-20	1,582,726	1,555,028
Dynegy, Inc.	5.000	06-27-23	870,000	870,139
Eastman Kodak Company	7.250	09-03-19	434,124	430,508
ExGen Texas Power LLC	5.750	09-16-21	692,945	556,088
Gardner Denver, Inc.	4.250	07-30-20	2,472,097	2,344,240
Gates Global LLC	4.250	07-06-21	1,573,511	1,738,166

SEE NOTES TO FUND'S INVESTMENTS7

Global Short Duration Credit Fund

	Rate (%	)		Maturity date	Par value^	Value
United States (continued)
INEOS US Finance LLC (T)			TBD	05-04-18	748,076	$747,702
Jazz Acquisition, Inc.	4.500			06-19-21	612,879	552,817
KAR Auction Services, Inc.	4.250			03-09-23	713,213	721,685
Key Safety Systems, Inc.	5.500			08-29-21	1,208,200	1,208,200
Lands' End, Inc.	4.250			04-04-21	1,369,091	1,093,219
National Mentor Holdings, Inc.	4.250			01-31-21	393,382	393,630
Neiman Marcus Group, Ltd. LLC	4.250			10-25-20	1,244,895	1,167,089
PetSmart, Inc.	4.250			03-11-22	1,335,110	1,337,006
Select Medical Corp.	6.001			03-03-21	1,197,000	1,204,481
Shearer's Foods LLC	4.938			06-30-21	221,063	219,681
SUPERVALU, Inc.	5.500			03-21-19	464,953	465,092
Surgery Center Holdings, Inc.	5.250			11-03-20	1,083,500	1,083,500
TerraForm AP Acquisition Holdings LLC	7.000			06-26-22	649,901	636,903
The Goodyear Tire & Rubber Company	3.750			04-30-19	650,000	650,488
The Hillman Group, Inc.	4.500			06-30-21	294,000	293,756
The Sun Products Corp.	5.500			03-23-20	735,366	734,910
TransDigm, Inc.	3.750			06-04-21	984,925	982,305
Twin River Management Group, Inc.	5.250			07-10-20	1,409,118	1,413,528
Collateralized mortgage obligations 3.8%						$11,990,041
(Cost $12,056,281)
United States 3.8%						11,990,041
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.716			04-14-33	2,000,000	1,825,830
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.124			05-15-29	250,000	238,637
Series 2015-JWRZ, Class GL2 (P) (S)	4.131			05-15-29	1,250,000	1,219,733
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912			04-10-28	500,000	470,167
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class E (P) (S)	3.686			02-13-32	1,500,000	1,463,828
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.495			12-15-34	1,000,000	977,876
Great Wolf Trust Series 2015-WOLF, Class E (P) (S)	4.884			05-15-34	2,000,000	1,974,906
GS Mortgage Securities Corp. Trust
Series 2016-ICE2, Class E (P) (S)	8.934			02-15-33	1,360,000	1,359,840
Series 2016-RENT, Class E (P) (S)	4.067			02-10-29	1,360,000	1,309,805
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.186			11-05-30	222,145	222,368
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.113			08-05-34	135,000	132,966
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.005			11-15-29	803,427	794,085
Asset backed securities 0.8%						$2,635,188
(Cost $2,649,922)
United States 0.8%						2,635,188
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216			07-20-45	878,363	859,560
VB-S1 Issuer LLC Series 2016-1A, Class F (S)	6.901			06-15-46	1,000,000	1,008,890
Westgate Resorts LLC Series 2015-2A, Class B (S)	4.000			07-20-28	772,692	766,738

8SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

				Shares	Value
Preferred securities 1.2%					$3,765,242
(Cost $3,632,277)
Israel 0.2%					455,800
	Teva Pharmaceutical Industries, Ltd., 7.000%			530	455,800
United States 1.0%					3,309,442
	American Tower Corp., 5.250%			7,100	784,976
	GMAC Capital Trust I, 6.602% (P)			53,345	1,347,495
	Kinder Morgan, Inc., 9.750%			12,500	623,625
	NextEra Energy, Inc., 6.123%			11,190	553,346
				Shares/Par	Value
Purchased options 0.0%					$68,470
(Cost $127,488)
Put options 0.0%					68,470
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-30-17; Strike Price: AUD 0.68; Counterparty: HSBC) (I)				2,500,000	25,478
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-2-16; Strike Price: EUR 9.00; Counterparty: Goldman Sachs & Company) (I)				1,250,000	181
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-6-17; Strike Price: EUR 1.03; Counterparty: Goldman Sachs & Company) (I)				1,250,000	5,283
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)				2,500,000	21,553
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-25-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)				2,500,000	15,975
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.0%					$6,326,000
(Cost $6,326,000)
U.S. Government Agency 2.0%					6,326,000
Federal Agricultural Mortgage Corp. Discount Note	0.200		09-01-16	5,684,000	5,684,000
Federal Home Loan Bank Discount Note	0.120		09-01-16	642,000	642,000
Total investments (Cost $316,054,718)† 98.4%					$312,267,959
Other assets and liabilities, net 1.6%					$5,055,853
Total net assets 100.0%					$317,323,812

SEE NOTES TO FUND'S INVESTMENTS9

Global Short Duration Credit Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
SEK	Swedish Krona
USD	U.S. Dollar
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $114,346,386 or 36.0% of the fund's net assets as of 8-31-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $317,977,023. Net unrealized depreciation aggregated to $5,709,064, of which $8,255,447 related to appreciated investment securities and $13,964,511 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-16:

Financials	16.1%
Consumer discretionary	12.5%
Materials	11.9%
Energy	11.3%
Industrials	9.0%
Telecommunication services	7.1%
Health care	6.5%
Utilities	6.0%
Consumer staples	5.1%
Collateralized mortgage obligations	3.8%
Information technology	3.5%
Foreign government obligations	1.6%
Real estate	1.2%
Asset backed securities	0.8%
Short-term investments and other	3.6%
TOTAL	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2016, by major security category or type:

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$246,738,645	—	$246,738,645	—
Capital preferred securities	648,000	—	648,000	—
Foreign government obligations	5,119,610	—	5,119,610	—
Term loans	34,976,763	—	34,032,763	$944,000
Collateralized mortgage obligations	11,990,041	—	11,990,041	—
Asset backed securities	2,635,188	—	2,635,188	—
Preferred securities	3,765,242	$3,765,242	—	—
Purchased options	68,470	—	68,470	—
Short-term investments	6,326,000	—	6,326,000	—
Total investments in securities	$312,267,959	$3,765,242	$307,558,717	$944,000
Other financial instruments:
Forward foreign currency contracts	($17,059)	—	($17,059)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally

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are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at August 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	2,822,947	EUR	2,533,802	JPMorgan Chase Bank N.A.	12/21/2016	—	($17,059)	($17,059)

Currency abbreviations
EUR	Euro
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2016, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q1	08/16
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		10/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 21, 2016